As filed with the Securities and Exchange Commission on March 24, 2000

                                                        Registration No. 2-58286
                                             Investment Company Act No. 811-2731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                   ---

     Pre-Effective Amendment No. ____                              ___

     Post-Effective Amendment No. 28                                X
                                 ----                              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                      X
                                                                   ---
 Amendment No.  29
               ----

                       (Check appropriate box or boxes.)

                            TAX-FREE INVESTMENTS CO.
                         -----------------------------------
               (Exact name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX  77046
           --------------------------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                         ------------------

                                Charles T. Bauer
                11 Greenway Plaza, Suite 100, Houston, TX  77046
             ----------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

     Stephen I. Winer, Esquire         Martha J. Hays, Esquire
     A I M Advisors, Inc.              Ballard Spahr Andrews & Ingersoll, LLP
     11 Greenway Plaza, Suite 100      1735 Market Street, 51st Floor
     Houston, Texas  77046             Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public    As soon as practicable after
Offering:                              the effective date of this Registration
                                       Statement

It is proposed that this filing will become effective (check appropriate box)

          ______  immediately upon filing pursuant to paragraph (b) of Rule 485

          ______  on (date) pursuant to paragraph (b) of Rule 485
                      ----
          ______  60 days after filing pursuant to paragraph (a)(1) of Rule 485

              X   on May 24, 2000 pursuant to paragraph (a)(1) of Rule 485
          ------
          ______  75 days after filing pursuant to paragraph (a)(2) of Rule 485

          ______  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

          ______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          ______  Title of Securities Being Registered:  Common Stock

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS

Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.


PROSPECTUS

MAY 24, 2000

                                          This prospectus contains important
                                          information about the Cash
                                          Management Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO
APPEARS HERE]     INVEST WITH DISCIPLINE APPEARS HERE --Registered Trademark--

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                  6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    6
Purchasing Shares                        6
Redeeming Shares                         6
Pricing of Shares                        7
Taxes                                    7

OBTAINING ADDITIONAL INFORMATION    BACK COVER

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com,
La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Cash Management Class shares nor the Institutional Class shares are subject to sales loads.


                YEAR                   ANNUAL
               ENDED                    TOTAL
             DECEMBER 31               RETURNS
             -----------               -------
                1990                    5.86%
                1991                    4.56%
                1992                    2.88%
                1993                    2.32%
                1994                    2.73%
                1995                    3.73%
                1996                    3.34%
                1997                    3.55%
                1998                    3.34%
                1999                    3.14%


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Cash Management Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Cash Management Class has higher expenses.

 The Institutional Class and the Cash Management Class shares' year-to-date
total return as of March 31, 2000 was    % and    %, respectively.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.47% (quarter ended December 31, 1990) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class and Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods
ended                                            SINCE   INCEPTION
December 31, 1999)     1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
------------------------------------------------------------------
Institutional Class     3.14%  3.42%    3.54%    4.21%   04/18/83
------------------------------------------------------------------
Cash Management Class     --     --       --     3.06%   01/04/99
------------------------------------------------------------------

Cash Management Class shares' seven-day yield on December 31, 1999 was 4.25%.

For the current seven-day yield of Cash Management Class shares, call
(800) 877-7745.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                       CASH MANAGEMENT CLASS
------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                None
Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                   None
------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                      CASH MANAGEMENT CLASS
------------------------------------------------------------
Management Fees                                0.22%
Distribution and/or Service
 (12b-1) Fees                                  0.10
Other Expenses                                 0.06
Total Annual Fund
 Operating Expenses                            0.38
Fee Waiver(1)                                  0.10
Net Expenses                                   0.28
------------------------------------------------------------

(1) The distributor has contractually agreed to waive 0.02% of the Cash Management Class shares' Rule 12b-1 distribution plan payments. The investment advisor has contractually agreed to limit net expenses (exclusive of Rule 12b-1 distribution plan payments) to 0.20%.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR 3 YEARS
-------------------------------------
Cash Management Class   $39    $122
-------------------------------------

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 1999, the advisor received compensation of 0.14% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays dividends, if any, monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the six month period ended September 30, 1999 is unaudited. The information for the period January 4, 1999 through March 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                  CASH MANAGEMENT CLASS
                                            ---------------------------------
                                              FOR THE PERIOD   FOR THE PERIOD
                                              APRIL 1, 1999    JANUARY 4, 1999
                                                 THROUGH           THROUGH
                                            SEPTEMBER 30, 1999 MARCH 31, 1999
------------------------------------------------------------------------------
Net asset value, beginning of period               $1.00           $ 1.00
Income from investment operations:
 Net investment income                              0.02             0.01
 Less distributions:
 Dividends from net investment income              (0.02)           (0.01)
Net asset value, end of period                     $1.00           $ 1.00
Total return(a)                                     1.51%            0.64%
------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $5,525           $7,139
Ratio of expenses to average net assets(b)          0.28%(c)         0.28%(d)
Ratio of net investment income to average
 net assets(e)                                      2.99%(c)         3.08%(d)
------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.37%(annualized) and 0.38% (annualized).

(c) Ratios are annualized and based on average net assets of $5,208,488.

(d) Annualized.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.90% (annualized) and 2.98% (annualized).

                         ------------------------
                         |CASH RESERVE PORTFOLIO|
                         ------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution and service fees of 0.10% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Cash Management Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.
 You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

 You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------
 ------------------------------------
 |                                  |
 |The fund reserves the right at any|
 |time to:                          |
 |                                  |
 |. reject or cancel any part of any|
 |  purchase order;                 |
 |                                  |
 |. modify any terms or conditions  |
 |  of purchase of shares of the    |
 |  fund; or                        |
 |                                  |
 |. withdraw all or any part of the |
 |  offering made by this           |
 |  prospectus.                     |
 -----------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
By Mail:      A I M Fund Services, Inc.

              P. O. Box 0843

              Houston, TX 77001-0843

By Telephone: (800) 877-7745

By E-Mail:    general@aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  ------------------------------------
  |Cash Reserve Portfolio            |
  |SEC 1940 Act file number: 811-2731|
  ------------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com
                                INVEST WITH DISCIPLINE --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS

Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.


PROSPECTUS

MAY 24, 2000

                                          This prospectus contains important
                                          information about the Institutional
                                          Class of the fund. Please read it
                                          before investing and keep it for
                                          future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO
APPEARS HERE]    INVEST WITH DISCIPLINE APPEARS HERE --Registered Trademark--

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                          6
Redeeming Shares                           6
Pricing of Shares                          6
Taxes                                      7
OBTAINING ADDITIONAL INFORMATION    Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.



                   YEAR              ANNUAL
                  ENDED               TOTAL
                DECEMBER 31          RETURNS
                -----------          -------
                   1990               5.86%
                   1991               4.56%
                   1992               2.88%
                   1993               2.32%
                   1994               2.73%
                   1995               3.73%
                   1996               3.34%
                   1997               3.55%
                   1998               3.34%
                   1999               3.14%



 The Institutional Class shares' year-to-date total return as of March 31, 2000 was [ ]%.

 During the periods shown in the bar chart, the highest quarterly return was 1.47% (quarter ended December 31, 1990) and the lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.
Average Annual Total Returns
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods
ended                                          SINCE   INCEPTION
December 31, 1999)   1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------
Institutional Class   3.14%  3.42%    3.54%    4.21%   04/18/83
----------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 1999 was 4.33%. For the current seven-day yield, call (800) 659-1005.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees                     0.22%
Distribution and/or Service
(12b-1) Fees                        0.00
Other Expenses                      0.06
Total Annual Fund
Operating Expenses                  0.28
Fee Waiver(1)                       0.08
Net Expenses                        0.20
-----------------------------------------------------------

(1) The investment advisor has contractually agreed to limit net expenses to 0.20%.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class   $29     $90    $157     $356
----------------------------------------------------

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended March 31, 1999, the advisor received compensation of 0.14% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.
 The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays dividends, if any, monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the six-month period ended September 30, 1999 is unaudited. The information for the years ended March 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                               INSTITUTIONAL CLASS
                         ----------------------------------------------------------------------
                            FOR THE
                         PERIOD APRIL
                            1, 1999
                            THROUGH
                         SEPTEMBER 30,            YEAR ENDED MARCH 31,
                             1999           1999       1998      1997       1996        1995
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $    1.00     $     1.00  $   1.00  $   1.00  $     1.00  $     1.00
Income from investment
 operations:
 Net investment income          0.02           0.03      0.03      0.03        0.04        0.03
Less distributions:
 Dividends from net
  investment income            (0.02)         (0.03)    (0.03)    (0.03)      (0.04)      (0.03)
Net asset value, end of
 period                    $    1.00     $     1.00  $   1.00  $   1.00  $     1.00  $     1.00
Total return(a)                 1.55%          3.23%     3.55%     3.33%       3.67%       3.06%
------------------------------------------------------------------------------------------------
Ratios/supplemental
 data:
------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted)      $968,609     $1,072,597  $896,904  $966,567  $1,009,039  $1,009,891
Ratio of expenses to
 average net assets(b)          0.20%(c)       0.20%     0.20%     0.20%       0.20%       0.20%
Ratio of net investment
 income to average net
 assets(d)                      3.07%(c)       3.16%     3.49%     3.27%       3.59%       3.01%
------------------------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.27% (annualized), 0.28%, 0.27%, 0.26%, 0.26%, and 0.26% for the periods
    1999-1995, respectively.

(c) Ratios are annualized and based on average net assets of $1,020,357,949.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.00% annualized), 3.08%, 3.42%, 3.21%, 3.53% and 2.95%
    for the periods 1999-1995, respectively.

                            ------------------------
                            |CASH RESERVE PORTFOLIO|
                            ------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES
The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.
 You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $10,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $10,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

--------------------------------------------------------------------------
|The fund reserves the right at any time to:                             |
|. reject or cancel any part of any purchase order;                      |
|. modify any terms or conditions of purchase of shares of the fund; or | |. withdraw all or any part of the offering made by this prospectus. |
 -------------------------------------------------------------------------
PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------


SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
By Mail:      A I M Fund Services, Inc.

              P. O. Box 0843

              Houston, TX 77001-0843

By Telephone: (800) 659-1005

By E-Mail:     general@aimfunds.com


--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
  ------------------------------------
  |Cash Reserve Portfolio            |
  |SEC 1940 Act file number: 811-2731|
  ------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com
                               INVEST WITH DISCIPLINE --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS

Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

MAY 24, 2000

                                          This prospectus contains important
                                          information about the Personal
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.


[AIM LOGO
 APPEARS HERE]     INVEST WITH DISCIPLINE APPEARS HERE --Registered Trademark--

                           CASH RESERVE PORTFOLIO

Table of Contents
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND
 STRATEGIES                               1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN
 THE FUND                                 1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                   2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                      2
Performance Table                         2

FEE TABLE AND EXPENSE EXAMPLE             3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                 3
Expense Example                           3

FUND MANAGEMENT                           4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                               4
Advisor Compensation                      4

OTHER INFORMATION                         4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                 4
Dividends and Distributions               4

SHAREHOLDER INFORMATION                   5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service
 (12b-1) Fees                             5
Purchasing Shares                         5
Redeeming Shares                          5
Pricing of Shares                         6
Taxes                                     6
OBTAINING ADDITIONAL
 INFORMATION                     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ------------------------
                         | CASH RESERVE PORTFOLIO |
                          ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                          --------------------------
                          | CASH RESERVE PORTFOLIO |
                          --------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.


                    YEAR               ANNUAL
                   ENDED                TOTAL
                DECEMBER 31            RETURNS
                -----------            -------
                    1990                 5.86%
                    1991                 4.56%
                    1992                 2.88%
                    1993                 2.32%
                    1994                 2.73%
                    1995                 3.73%
                    1996                 3.34%
                    1997                 3.55%
                    1998                 3.34%
                    1999                 3.14%


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have lower annual returns because, although the shares will be invested in the same portfolio of securities, the Personal Investment Class has higher expenses. As of the date of this prospectus, the Personal Investment Class has not commenced operations.

 The Institutional Class and the Personal Investment Class shares' year-to-date
total return as of March 31, 2000 were   % and   %, respectively.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.47% (quarter ended December 31, 1990) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                               SINCE   INCEPTION
December 31, 1999)         1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------------
Institutional Class         3.14%  3.42%    3.54%    4.21%   04/18/83
----------------------------------------------------------------------
Personal Investment Class     --     --       --       --          --
----------------------------------------------------------------------

Personal Investment Class shares' seven day yield on December 31, 1999 was 3.83%. For the current seven-day yield of Personal Investment Class shares, call (800) 877-4744.

                         -------------------------
                         | CASH RESERVE PORTFOLIO |
                         -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                                  PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
as a percentage of
offering price)                                             None
Maximum Deferred
 Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                                None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                                 PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Management Fees                                             0.22%
Distribution and/or Service
 (12b-1) Fees                                               0.75
Other Expenses                                              0.06
Total Annual Fund
Operating Expenses                                          1.03
Fee Waiver(1)                                               0.33
Net Expenses                                                0.70
---------------------------------------------------------------------------

/1/The distributor has contractually agreed to waive 0.25% of the Personal
  Investment Class shares' Rule 12b-1 distribution plan payments. The investment advisor has contractually agreed to limit net expenses (exclusive of Rule 12b-1 distribution plan payments) to 0.20%.

You should also consider the effect of any account fees charged by the financial institution managing your account.
 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR 3 YEARS
-----------------------------------------
Personal Investment Class   $105   $328
-----------------------------------------

                           ------------------------
                          | CASH RESERVE PORTFOLIO |
                           ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the portfolio calculated at the annual rate of 0.25% of the first $500 million of average daily net assets and 0.20% of assets over $500 million of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays dividends, if any, monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             ------------------------
                            | CASH RESERVE PORTFOLIO |
                             ------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution and service fees of 0.75% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Personal Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Personal Investment Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

 You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                              ------------------------
                             | CASH RESERVE PORTFOLIO |
                              ------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
 ------------------------------------
 |The fund reserves the right at any|
 |time to:                          |
 |. reject or cancel any part of any|
 |  purchase order;                 |
 |. modify any terms or conditions  |
 |  of purchase of shares of the    |
 |  fund; or                        |
 |. withdraw all or any part of the |
 |  offering made by this           |
 |  prospectus.                     |
 ------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                          --------------------------
                          | CASH RESERVE PORTFOLIO |
                          --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:        A I M Fund Services, Inc.

                P. O. Box 0843

                Houston, TX 77001-0843

BY TELEPHONE:   (800) 877-4744

BY E-MAIL:      general@aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  ------------------------------------
  |Cash Reserve Portfolio            |
  |SEC 1940 Act file number: 811-2731|
  ------------------------------------

                                www.aimfunds.com

[AIM LOGO APPEARS HERE]  INVEST WITH DISCIPLINE --Registred Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS

Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

MAY 24, 2000

                                          This prospectus contains important
                                          information about the Private
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.



[AIM LOGO
 APPEARS HERE]      INVEST WITH DISCIPLINE APPEARS HERE --Registered Trademark--

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES               1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN
 THE FUND                                         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                           2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                              2
Performance Table                                 2

FEE TABLE AND EXPENSE EXAMPLE                     3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                         3
Expense Example                                   3

FUND MANAGEMENT                                   4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                       4
Advisor Compensation                              4

OTHER INFORMATION                                 4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                         4
Dividends and Distributions                       4

FINANCIAL HIGHLIGHTS                              5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                           6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees             6
Purchasing Shares                                 6
Redeeming Shares                                  6
Pricing of Shares                                 7
Taxes                                             7
OBTAINING ADDITIONAL INFORMATION         Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.


                                           ANNUAL
                       YEAR ENDED           TOTAL
                       DECEMBER 31         RETURNS
                       -----------         -------
                          1990              5.86%
                          1991              4.56
                          1992              2.88
                          1993              2.32
                          1994              2.73
                          1995              3.73
                          1996              3.34
                          1997              3.55
                          1998              3.34
                          1999              3.14


 The Private Investment Class shares' year-to-date total return as of March 31,
2000 was   %.

 During the periods shown in the bar chart, the highest quarterly return was 0.92% (quarter ended June 30, 1995) and the lowest quarterly return was 0.48% (quarters ended March 31, 1993 and March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of the Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                              SINCE   INCEPTION
December 31, 1999)        1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
---------------------------------------------------------------------
Private Investment Class   2.88%  3.16%     --      2.88%   04/01/92
---------------------------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 1999 was 4.08%. For the current seven-day yield, call (800) 877-7748.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from          PRIVATE
your investment)              INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)        None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted       PRIVATE
from fund assets)             INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                    0.22%
Distribution and/or Service
 (12b-1) Fees                      0.50
Other Expenses                     0.06
Total Annual Fund
 Operating Expenses                0.78
Fee Waiver(1)                      0.33
Net Expenses                       0.45
-----------------------------------------------------------

(1)The distributor has contractually agreed to waive 0.25% of the Private Investment Class shares' Rule 12b-1 distribution plan payments. The investment advisor has contractually agreed to limit net expenses (exclusive of Rule 12b-1 distribution plan payments) to 0.20%.

You should also consider the effect of any account fees charged by the financial institution managing your account.
 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class   $80    $249    $433     $966
---------------------------------------------------------

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 1999, the advisor received compensation of 0.14% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays dividends, if any, monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the six-month period ended September 30, 1999 is unaudited. The information for the years ended March 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                          PRIVATE INVESTMENT CLASS
                         ----------------------------------------------------------------

                            FOR THE
                            PERIOD
                         APRIL 1, 1999
                            THROUGH
                         SEPTEMBER 30,                 YEAR ENDED MARCH 31,
                             1999          1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
Income from investment
 operations:
 Net investment income         0.01          0.03      0.03      0.03      0.03      0.03
Less distributions:
 Dividends from net
  investment income           (0.01)        (0.03)    (0.03)    (0.03)    (0.03)    (0.03)
Net asset value, end of
 period                    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
Total return (a)               1.42%         2.98%     3.29%     3.07%     3.41%     2.80%
------------------------------------------------------------------------------------------
Ratios/supplemental
 data:
------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted)     $ 88,679      $ 90,606  $ 80,462  $ 37,544  $ 35,139  $ 29,286
Ratio of expenses to
 average net assets(b)         0.45%(c)      0.45%     0.45%     0.45%     0.45%     0.45%
Ratio of net investment
 income to average net
 assets(d)                     2.82%(c)      2.91%     3.24%     3.02%     3.35%     2.89%
------------------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.77% (annualized), 0.78%, 0.77%, 0.83%, 0.76% and 1.17% for the periods
    1999-1995, respectively.

(c) Ratios are annualized and based on average net assets of $84,079,903.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.50% (annualized), 2.58%, 2.92%, 2.65%, 3.04% and 2.17% for the periods 1999-1995, respectively.

                          -----------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution and service fees of 0.50% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Private Investment Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

 You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
|The fund reserves the right at any  |
|time to:                            |
|                                    |
|. reject or cancel any part of any  |
|  purchase order;                   |
|                                    |
|. modify any terms or conditions    |
|  of purchase of shares of the      |
|  fund; or                          |
|                                    |
|. withdraw all or any part of the   |
|  offering made by this             |
|  prospectus.                       |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business days). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

  The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------

BY MAIL:      A I M Fund Services, Inc.

              P. O. Box 0843

              Houston, TX 77001-0843

BY TELEPHONE: (800) 877-7748

BY E-MAIL:    general@aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 -------------------------------------
 |Cash Reserve Portfolio             |
 |SEC 1940 Act file number: 811-2731 |
 -------------------------------------

                                www.aimfunds.com


[AIM LOGO
 APPEARS HERE]                 INVEST WITH DISCIPLINE --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS

Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.


PROSPECTUS

MAY 24, 2000

                                          This prospectus contains important
                                          information about the Reserve Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            . is not FDIC insured;

                                            . may lose value; and

                                            . is not guaranteed by a bank.

[AIM LOGO
APPEARS HERE]    INVEST WITH DISCIPLINE APPEARS HERE --Registered Trademark--

                          -----------------------
                          |CASH RESERVE PORTFOLIO|
                          -----------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
FUND                                     1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                  6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    6
Purchasing Shares                        6
Redeeming Shares                         6
Pricing of Shares                        7
Taxes                                    7
OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.


                YEAR                ANNUAL
                ENDED                TOTAL
             DECEMBER 31            RETURNS
             -----------           --------
                1990                 5.86%
                1991                 4.56%
                1992                 2.88%
                1993                 2.32%
                1994                 2.73%
                1995                 3.73%
                1996                 3.34%
                1997                 3.55%
                1998                 3.34%
                1999                 3.14%


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses.

 The Institutional Class and the Reserve Class shares' year-to-date total return as of March 31, 2000 was % and %, respectively.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.47% (quarter ended December 31, 1990) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class and Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods
ended                                          SINCE   INCEPTION
December 31, 1999)   1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------
Institutional Class   3.14%  3.42%    3.54%    4.21%   04/18/93
----------------------------------------------------------------
Reserve Class           --     --       --     2.50%   06/01/99
----------------------------------------------------------------

Reserve Class shares' seven-day yield on December 31, 1999 was 3.53%.

For the current seven-day yield, call (800) 417-8837.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees                   0.22%
Distribution and/or Service
(12b-1) Fees                      1.00
Other Expenses                    0.06
Total Annual Fund
Operating Expenses                1.28
Fee Waiver(1)                     0.28
Net Expenses                      1.00
-----------------------------------------------------------

(1) The distributor has contractually agreed to waive 0.20% of the Reserve Class shares' Rule 12b-1 distribution plan payments. The investment advisor has contractually agreed to limit net expenses (exclusive of Rule 12b-1 distribution plan payments) to 0.20%.

You should also consider the effect of any account fees charged by the financial institution managing your account.
 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR 3 YEARS
-----------------------------
Reserve Class   $130   $406
-----------------------------

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the portfolio calculated at the annual rate of 0.25% of the first $500 million of average daily net assets and 0.20% of assets over $500 million of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays dividends, if any, monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the six month period ended September 30, 1999 is unaudited. The fund's financial statements are included in the fund's semiannual report, which is available upon request.

                                                           RESERVE CLASS
                                                           --------------
                                                           FOR THE PERIOD
                                                            JUNE 1, 1999
                                                              THROUGH
                                                         SEPTEMBER 30, 1999
---------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00
Income from investment operations:
 Net investment income                                           0.01
 Less distributions:
 Dividends from net investment income                           (0.01)
Net asset value, end of period                                $  1.00
Total return(a)                                                  1.14%
---------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $25,358
Ratio of expenses to average net assets(b)                       1.00%(c)
Ratio of net investment income to average net assets(d)          2.27%(c)
---------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.27%(annualized).

(c) Ratios are annualized and based on average net assets of $17,520,938.

(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 2.00% (annualized).

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution and service fees of 1.00% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Reserve Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Reserve Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.

 You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

 You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.











 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
 ----------------------------------------------------------
 |                                                        |
 |The fund reserves the right at any time to:             |
 |                                                        |
 |. reject or cancel any part of any purchase order;      |
 |                                                        |
 |. modify any terms or conditions of purchase of         |
 |  shares of the fund; or                                |
 |                                                        |
 |. withdraw all or any part of the offering made by      |
 |  this prospectus.                                      |
 ----------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:      A I M Fund Services, Inc.

              P. O. Box 0843

              Houston, TX 77001-0843

BY TELEPHONE: (800) 417-8837

BY E-MAIL:    general@aimfunds.com


--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  ------------------------------------
  |Cash Reserve Portfolio            |
  |SEC 1940 Act file number: 811-2731|
  ------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com
                              INVEST WITH DISCIPLINE --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS

Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

MAY 24, 2000


                                          This prospectus contains important
                                          information about the Resource Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            .is not FDIC insured;

                                            .may lose value; and

                                            .is not guaranteed by a bank.

[AIM LOGO
APPEARS HERE]    INVEST WITH DISCIPLINE APPEARS HERE --Registered Trademark--

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND
 STRATEGIES                                 1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN
 THE FUND                                   1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                     2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                        2
Performance Table                           2

FEE TABLE AND EXPENSE EXAMPLE               3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                   3
Expense Example                             3

FUND MANAGEMENT                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                 4
Advisor Compensation                        4

OTHER INFORMATION                           4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                   4
Dividends and Distributions                 4

FINANCIAL HIGHLIGHTS                        5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                     6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service
 (12b-1) Fees                               6
Purchasing Shares                           6
Redeeming Shares                            6
Pricing of Shares                           7
Taxes                                       7

OBTAINING ADDITIONAL INFORMATION  BACK COVER

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            |CASH RESERVE PORTFOLIO|
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Resource Class shares nor the Institutional Class shares are subject to sales loads.


                 YEAR                ANNUAL
                ENDED                 TOTAL
              DECEMBER 31            RETURNS
              -----------            -------
                 1990                5.86%
                 1991                4.56%
                 1992                2.88%
                 1993                2.32%
                 1994                2.73%
                 1995                3.73%
                 1996                3.34%
                 1997                3.55%
                 1998                3.34%
                 1999                3.14%


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Resource Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Resource Class has higher expenses.

 The Institutional Class and the Resource Class shares' year-to-date total
return as of March 31, 2000 was   % and   %, respectively.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.47% (quarter ended December 31, 1990) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class and Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                            SINCE   INCEPTION
December 31, 1999)      1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
-------------------------------------------------------------------
Institutional Class      3.14%  3.42%    3.54%    4.21%   04/18/83
-------------------------------------------------------------------
Resource Class             --     --       --     3.17%   04/06/99
-------------------------------------------------------------------

Resource Class shares' seven-day yield on December 31, 1999 was 4.17%. For the current seven-day yield, call (800) 825-6858.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees                   0.22%
Distribution and/or Service
(12b-1) Fees                      0.20
Other Expenses                    0.06
Total Annual Fund
Operating Expenses                0.48
Fee Waiver(1)                     0.12
Net Expenses                      0.36
-----------------------------------------------------------

(1) The distributor has contractually agreed to waive 0.04% of the Resource Class shares' Rule 12b-1 distribution plan payments. The investment advisor has contractually agreed to limit net expenses (exclusive of Rule 12b-1 distribution plan payments) to 0.20%.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR 3 YEARS
------------------------------
Resource Class   $49    $154
------------------------------

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the portfolio calculated at the annual rate of 0.25% of the first $500 million of average daily net assets and 0.20% of assets over $500 million of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays dividends, if any, monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

 The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the six month period ended September 30, 1999 is unaudited. The fund's financial statements are included in the fund's semiannual report, which is available upon request.

                                                           RESOURCE CLASS
                                                           --------------
                                                           FOR THE PERIOD
                                                            APRIL 6, 1999
                                                              THROUGH
                                                         SEPTEMBER 30, 1999
---------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00
Income from investment operations:
 Net investment income                                           0.01
 Less distributions:
 Dividends from net investment income                           (0.01)
Net asset value, end of period                                 $ 1.00
Total return(a)                                                  1.47%
---------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $  215
Ratio of expenses to average net assets(b)                       0.36%(c)
Ratio of net investment income to average net assets(d)          2.91%(c)
---------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.47%(annualized).

(c) Ratios are annualized and based on average net assets of $461,337.

(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 2.80% (annualized).

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution and service fees of 0.20% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Resource Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.
 You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

 You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                           ------------------------
                           |CASH RESERVE PORTFOLIO|
                           ------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
 ------------------------------------
 |The fund reserves the right at any|
 |time to:                          |
 |. reject or cancel any part of any|
 |  purchase order;                 |
 |                                  |
 |. modify any terms or conditions  |
 |  of purchase of shares of the    |
 |  fund; or                        |
 |                                  |
 |. withdraw all or any part of the |
 |  offering made by this           |
 |  prospectus.                     |
 ------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                          ------------------------
                          |CASH RESERVE PORTFOLIO|
                          ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:      A I M Fund Services, Inc.

              P. O. Box 0843

              Houston, TX 77001-0843

BY TELEPHONE: (800) 825-6858

BY E-MAIL:    general@aimfunds.com


--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ------------------------------------
 |Cash Reserve Portfolio            |
 |SEC 1940 Act file number: 811-2731|
 ------------------------------------

                                www.aimfunds.com

[AIM LOGO
APPEARS HERE]    INVEST WITH DISCIPLINE--Registered Trademark--

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                           TAX-FREE INVESTMENTS CO.

                            CASH RESERVE PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                          (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                               (RESOURCE CLASS)

                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas 77046-1173
                                (800) 659-1005

                                --------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
         OF THE ABOVE-NAMED CLASSES OF CASH RESERVE PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                --------------

          STATEMENT OF ADDITIONAL INFORMATION DATED MAY 24, 2000

RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF CASH RESERVE
PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED MAY 24, 2000, INSTITUTIONAL CLASS PROSPECTUS DATED MAY 24, 2000, PERSONAL INVESTMENT CLASS PROSPECTUS DATED MAY 24, 2000, PRIVATE INVESTMENT CLASS PROSPECTUS DATED MAY 24, 2000, RESERVE CLASS PROSPECTUS DATED MAY 24, 2000 AND RESOURCE CLASS PROSPECTUS DATED MAY 24, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Introduction.........................................................   3
      General Information about the Company................................   3
        The Company and Its Shares.........................................   3
        Performance Information............................................   4
      Portfolio Transactions and Brokerage.................................   5
        General Brokerage Policy...........................................   5
        Allocation of Portfolio Transactions...............................   6
        Section 28(e) Standards............................................   6
      Investment Program and Restrictions..................................   7
        Investment Program.................................................   7
        Municipal Securities...............................................   7
        Maturities.........................................................   8
        Diversification Requirements.......................................   8
        Investment Ratings.................................................   9
        When-Issued Securities and Delayed Delivery Transactions...........  13
        Margin Transactions and Short Sales................................  13
        Illiquid Securities................................................  13
        Lending of Portfolio Securities....................................  13
        Interfund Loans....................................................  14
        Investment in Other Investment Companies...........................  14
        Variable or Floating Rate Instruments..............................  14
        Synthetic Municipal Instruments....................................  14
        Other Considerations...............................................  15
        Fundamental Investment Restrictions................................  15
        Non-Fundamental Investment Restrictions............................  16
      Management...........................................................  17
        Directors and Officers.............................................  17
        Remuneration of Directors..........................................  19
        AIM Funds Retirement Plan for Eligible Directors/Trustees..........  19
        Deferred Compensation Agreements...................................  20
        The Investment Advisor.............................................  20
        Administrator......................................................  21
        Expenses...........................................................  22
        Transfer Agent and Custodian.......................................  22
        Legal Matters......................................................  22
        Reports............................................................  23
        Sub-Accounting.....................................................  23
        Principal Holders of Securities....................................  23
      Share Purchases and Redemptions......................................  25
        Purchases and Redemptions..........................................  25
        Redemptions by the Portfolio.......................................  25
        Net Asset Value Determination......................................  25
        The Distribution Agreement.........................................  26
        Distribution Plan..................................................  26
        Banking Regulations................................................  28
      Dividends, Distributions and Tax Matters.............................  28
        Dividends and Distributions........................................  28
        Tax Matters........................................................  28
        Qualification as a Regulated Investment Company....................  29
        Excise Tax on Regulated Investment Companies.......................  29
        Distributions......................................................  29
        Foreign Shareholders...............................................  30
        Effect of Future Legislation; Local Tax Considerations.............  31
      Financial Statements.................................................  FS

                                 INTRODUCTION

  Tax-Free Investments Co. (the "Company") is a mutual fund organized with one portfolio, the Cash Reserve Portfolio (the "Portfolio"), which has six classes of shares. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated May 24, 2000, the Institutional Class Prospectus dated May 24, 2000, the Personal Investment Class Prospectus dated May 24, 2000, the Private Investment Class Prospectus dated May 24, 2000, the Reserve Class Prospectus dated May 24, 2000 and the Resource Class Prospectus dated May 24, 2000 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Company's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

  The Company is an open-end, diversified, series, management investment company initially organized as a corporation under the laws of the State of Maryland on January 24, 1977. The Company was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. Shares of common stock of the Company are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Company offers shares of the Portfolio. The Portfolio consists of six classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. This Statement of Additional Information relates to each class of the Portfolio.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Company, the Portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, the Portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, the Portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, the Portfolio or such class.


  Shareholders of the Company do not have cumulative voting rights, and therefore the holders of a majority of a quorum of the outstanding shares of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

  The Articles of Incorporation of the Company authorize the issuance of 30,100,000,000 shares of common stock at $.001 par value each, of which 22,100,000,000, represent interest in the Portfolio (or class thereof). A share of the Portfolio (or class) represents an equal proportionate interest in the Portfolio (or class) with each other share of the Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from the Portfolio (or class).

  The Articles of Incorporation further provide that the directors will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Articles of Incorporation protects a director against any liability to which a director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Articles of Incorporation provide for indemnification by the Company of the directors and the officers of the Company except with respect to any matter as to which any such person did not act in good faith and in the reasonable belief that his action was in or not opposed to the best interests of the Company. Such person may not be indemnified against any liability to the Company or the Company's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Articles of Incorporation also authorize the purchase of liability insurance on behalf of the Company's directors and officers.

  The Company will not normally hold annual shareholders' meetings. A special meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Company. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. In addition, directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Company and filed with the Company's transfer agent or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Company will provide a list of shareholders to the requesting shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at the number referred to in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Comparative performance information using data from industry publications maybe used from time to time in advertising or marketing the Portfolio's shares.

  Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Company intends to invest its assets so that 100% of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  In addition, the Company may furnish a tax equivalent yield which is the rate an investor would have to earn from a fully taxable investment in order to equal the share's yield after taxes. Tax equivalent yields are calculated by dividing the share's yield by one minus the stated federal or combined federal and state tax rate (if only a portion of the share's yield was tax-exempt, only that portion is adjusted in the calculation).

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company. Fee waivers or reductions or commitments to reduce expenses will have the effect of the increasing the Portfolio's yield and total return.

  The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results. The Portfolio's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Portfolio and market conditions. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended September 30, 1999, the current and effective yields for the Private Investment Class were 3.24% % and 3.29%, respectively. For the seven-day period ended September 30, 1999, the current and effective yields for the Institutional Class were 3.49% and 3.55%, respectively. For the seven-day period ended September 30, 1999, the current and effective yields for the Cash Management Class were 3.41% and 3.46%, respectively. For the seven-day period ended September 30, 1999, the current and effective yields for the Reserve Class were 2.69% and 2.72%, respectively. For the seven-day period ended September 30, 1999, the current and effective yields for the Resource Class were 3.33% and 3.38%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonably competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.


  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-Fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase municipal securities being publicly underwritten by such syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Portfolio may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended March 31, 1999, 1998 and 1997, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(E) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Directors without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions--Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase.

  The Portfolio will limit its purchases of municipal securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. This standard applies at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. A First Tier Security is generally a security that:
(i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment advisor has determined is of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are:
Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch IBCA, Inc. and, with regard to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.


  Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Portfolio, but AIM will consider such an event to be relevant in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings applied by an NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

  The Portfolio may, from time to time, invest in taxable short-term investments ("Temporary Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of $1.5 billion or more as of the date of their most recently published financial statements. The Portfolio may invest in Temporary Investments, for example, due to market conditions or pending the investment of proceeds from the sale of shares of the Portfolio or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such Temporary Investments will be taxable as ordinary income, the Portfolio intends to minimize taxable income through investment, when possible, on short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. It is the Company's present intention to invest the Portfolio's assets so that 100% of the Portfolio's annual interest income will be tax-exempt. Accordingly, the Portfolio may hold cash reserves pending the investment of such reserves in Municipal Securities.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size and purpose of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters" in this Statement of Additional Information.

  The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

  The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, maturity of the obligation, and rating of the issue. The yield realized by holders of a class of a Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields on such Municipal Security decrease, the market value of such security will generally increase.

MATURITIES

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

DIVERSIFICATION REQUIREMENTS

  As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

  The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

  The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

INVESTMENT RATINGS

  The following is a description of the factors underlying the tax-exempt debt ratings of Moody's, S&P and Fitch IBCA, Inc. ("Fitch"):

MOODY'S MUNICIPAL BOND RATINGS

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in the Aa group when assigning ratings to: industrial development bonds; and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S DUAL RATINGS

  In the case of securities with a demand feature, two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

MOODY'S SHORT-TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (or MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature (i.e., a variable rate demand obligation or VRDO). Short-term ratings on issues with demand features may be differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates, and payment relying on external liquidity. Additionally, the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

  A VMIG rating may be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

                                 MIG 1/VMIG 1

  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MOODY'S COMMERCIAL PAPER RATINGS

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

  Moody's employs the following two designations, each judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

PRIME-1

  Issuers (or related supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

S&P MUNICIPAL BOND RATINGS

  A S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based, in varying degrees, on the following considerations: likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

S&P DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the demand feature (e.g., AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (e.g., SP-1+/A-l+).

S&P MUNICIPAL NOTE RATINGS

  A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  The highest note rating symbol is as follows:

                                     SP-1

  Category denotes very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

S&P COMMERCIAL PAPER RATINGS

  S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  The highest rating category is as follows:

  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

FITCH BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same ratings are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                           LONG-TERM CREDIT RATINGS

                               INVESTMENT GRADE

                                      AAA

  Highest credit quality. "AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                       A

  High credit quality. "A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                                      BBB

  Good credit quality. "BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                               SPECULATIVE GRADE

                                      BB

  Speculative, "BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                                       B

  Highly speculative. "B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                                  CCC, CC, C

  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC' rating indicates that default of some kind appears probable. "C' ratings signal imminent default.

                                DDD, DD, AND D

  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50%-90%, and "D' the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD' and "D' are generally undergoing a formal reorganization or liquidation process; those rated "DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D' have a poor prospect of repaying all obligations.

                        FITCH SHORT-TERM CREDIT RATINGS

  A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                      F-3

  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                       B

  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                                       C

  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                                       D

  Default. Denotes actual or imminent payment default.

NOTES:

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA' long-term rating category, to categories below "CCC', or to short-term ratings other than "F-1'.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

  The Portfolio may purchase Municipal Securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Portfolio may purchase or sell Municipal Securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase when-issued or delayed delivery Municipal Securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. No additional when-issued or delayed delivery commitments will be made if more than 25% of the Portfolio's net assets would thereby become so committed.

  If the Portfolio purchases a when-issued or delayed delivery security, the Company will direct its custodian bank to collateralize the when-issued or delayed delivery commitment by segregating liquid assets of a dollar value sufficient at all times to make payment for the when-issued or delayed delivery securities. Such segregated liquid assets will be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the Portfolio's when-issued or delayed delivery commitments.

  Securities purchased on a when-issued or delayed delivery basis and the other securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed delivery basis, there is a possibility that the Portfolio will experience greater fluctuation in the market value of its assets.

  Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued or delayed delivery commitments, the Portfolio will do so by use of its then available cash, by the sale of segregated liquid assets, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Portfolio's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued or delayed delivery securities on the settlement date may be more or less than the purchase price.

  In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous.

MARGIN TRANSACTIONS AND SHORT SALES

  The Portfolio does not intend to engage in margin transactions or short sales of securities. The Portfolio will not sell securities short or purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

ILLIQUID SECURITIES

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities also include repurchase agreements with remaining maturities in excess of seven days.

LENDING OF PORTFOLIO SECURITIES

  Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its respective total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

  The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and others. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction.

INVESTMENT IN OTHER INVESTMENT COMPANIES

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions currently apply to investments in other investment companies: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and
(iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that, with respect to uninvested cash balances, investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Rule 2a-7 under the 1940 Act provides special rules for calculating the maturity date of variable and floating rate securities for purposes of determining whether such securities qualify as "Eligible Securities."

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying municipal securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificate evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value per share of each class of the Portfolio will normally remain constant at $1.00, although there can be no assurance that such net asset value will not change.

FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

    (9) The Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

    (10) The Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors of the Company has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The Portfolio will not invest 25% or more of its assets in: (i) securities whose issuers are located in the same state; (ii) securities the interest upon which is paid from revenues of similar type projects; and (iii) industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Portfolio's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

                                MANAGEMENT

DIRECTORS AND OFFICERS

  The directors and executive officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                            POSITIONS HELD
          NAME, ADDRESS AND AGE            WITH REGISTRANT     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
========================================================================================================
  *CHARLES T. BAUER (81)                Director and Chairman  Chairman of the Board of Directors, A I
                                                               M Management Group Inc.,  A I M
                                                               Advisors, Inc., A I M Capital
                                                               Management, Inc., A I M Distributors,
                                                               Inc., A I M Fund Services, Inc. and Fund
                                                               Management Company; and Executive Vice
                                                               Chairman and Director, AMVESCAP PLC.

--------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (56)                       Director        Director, ACE Limited (insurance
  906 Frome Lane                                               company). Formerly, Director, President
  McLean, VA 22102                                             and Chief Executive Officer, COMSAT
                                                               Corporation; and
                                                               Chairman, Board of Governors of INTELSAT
                                                               (international communications company).

--------------------------------------------------------------------------------------------------------
  OWEN DALY II (75)                            Director        Formerly, Director, Cortland Trust Inc.
  Six Blythewood Road                                          (investment company), CF & I Steel
  Baltimore, MD 21210                                          Corp., Monumental Life Insurance Company
                                                               and Monumental General Insurance
                                                               Company; and Chairman of the Board of
                                                               Equitable Bancorporation.

--------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. (64)                     Director        Chairman of the Board of Directors,
  2 Hopkins Plaza, 8th Floor, Suite 805                        Mercantile Mortgage Corp. Formerly, Vice
  Baltimore, MD 21201                                          Chairman of the Board of Directors,
                                                               President and Chief Operating Officer,
                                                               Mercantile--Safe Deposit & Trust Co.;
                                                               and President, Mercantile Bankshares.

--------------------------------------------------------------------------------------------------------
  JACK FIELDS (48)                             Director        Chief Executive Officer, Texana Global,
  Jetero Plaza, Suite E                                        Inc. (foreign trading company) and
  8810 Will Clayton Pkwy.                                      Twenty First Century Group, Inc. (a
  Humble, TX 77338                                             governmental affairs company); and
                                                               Director, Telscape International and
                                                               Administaff. Formerly, Member of the
                                                               U.S. House of Representatives.

--------------------------------------------------------------------------------------------------------
  **CARL FRISCHLING (63)                       Director        Partner, Kramer Levin Naftalis & Frankel
    919 Third Avenue                                           LLP (law firm).
    New York, NY 10022

--------------------------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM (53)                Director and President Director, President and Chief Executive
                                                               Officer,  A I M Management Group Inc.;
                                                               Director and President, A I M Advisors,
                                                               Inc.; Director and Senior Vice
                                                               President, A I M Capital Management,
                                                               Inc., A I M Distributors, Inc., A I M
                                                               Fund Services, Inc. and Fund Management
                                                               Company; and Director and Chief
                                                               Executive Officer, Managed Products,
                                                               AMVESCAP PLC.

--------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (49)                      Director        Chief Executive Officer, YWCA of the
  350 Fifth Avenue, Suite 301                                  U.S.A.
  New York, NY 10118

--------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (57)                        Director        Partner, Pennock & Cooper, (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057

--------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (60)                          Director        Executive Vice President, Development
  The Williams Tower, 50th Floor                               and Operations, Hines Interests Limited
  2800 Post Oak Blvd.                                          Partnership (real estate development).
  Houston, TX 77056
========================================================================================================

-------

  * A director who is an "interested person" of the Company and AIM as defined in the 1940 Act.

 ** A director who is an "interested person" of the Company as defined in the 1940 Act.

                            POSITIONS HELD
  NAME, ADDRESS AND AGE     WITH REGISTRANT    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
========================================================================================
  GARY T. CRUM (52)      Senior Vice President Director and President, A I M Capital
                                               Management, Inc.; Director and Executive
                                               Vice President, A I M Management Group
                                               Inc.; Director and Senior Vice
                                               President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and
                                               AMVESCAP PLC.

----------------------------------------------------------------------------------------
  CAROL F. RELIHAN (45)  Senior Vice President Director, Senior Vice President, General
                             and Secretary     Counsel and Secretary, A I M Advisors,
                                               Inc.; Senior Vice President, General
                                               Counsel and Secretary, A I M Management
                                               Group Inc.; Director, Vice President and
                                               General Counsel, Fund Management
                                               Company; Vice President,
                                               A I M Capital Management, Inc. and A I M
                                               Distributors, Inc.; and Vice President
                                               and General Counsel, A I M Fund
                                               Services, Inc.

----------------------------------------------------------------------------------------
  DANA R. SUTTON (41)       Vice President     Vice President and Fund Controller, A I
                             and Treasurer     M Advisors, Inc.; and Assistant Vice
                                               President and Assistant Treasurer, Fund
                                               Management Company.
----------------------------------------------------------------------------------------
  STUART W. COCO (44)       Vice President     Senior Vice President, A I M Capital
                                               Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.

----------------------------------------------------------------------------------------
  MELVILLE B. COX (56)      Vice President     Vice President and Chief Compliance
                                               Officer, A I M Advisors, Inc., A I M
                                               Capital Management, Inc., A I M
                                               Distributors, Inc., A I M Fund Services,
                                               Inc. and Fund Management Company.

----------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (40)    Vice President     Senior Vice President, A I M Capital
                                               Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.

----------------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE (45)    Vice President     Director and President, Fund Management
                                               Company; Director, A I M Fund Services,
                                               Inc.; and Senior Vice President, A I M
                                               Advisors, Inc. and A I M Management
                                               Group Inc.
========================================================================================

  The Board of Directors has an Audit Committee, a Capitalization Committee, an Investments Committee and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Company and evaluating such accountants' performance, costs and financial stability, (ii) with AIM, reviewing and coordinating audit plans prepared by the Company's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Company's independent accountants and management.

  The members of the Capitalization Committee are Messrs. Bauer, Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the Portfolio's prospectus, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board of Directors, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and (iii) making recommendations to the Board of Directors regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.

  The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and
(ii) that the Nominating and Compensation Committee or the Board of Directors, as applicable, shall make the final determination of persons to be nominated.

  All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:

================================================================================
                                     AGGREGATE       RETIREMENT        TOTAL
                                    COMPENSATION  BENEFITS ACCRUED  COMPENSATION
                                        FROM             BY         FROM ALL AIM
DIRECTOR                             COMPANY(1)   ALL AIM FUNDS(2)    FUNDS(3)
--------------------------------------------------------------------------------
Charles T. Bauer...................       -0-              -0-             -0-
--------------------------------------------------------------------------------
Bruce L. Crockett..................    $1,521         $ 37,485        $103,500
--------------------------------------------------------------------------------
Owen Daly II.......................    $1,521         $122,898        $103,500
--------------------------------------------------------------------------------
Edward K. Dunn, Jr.................    $1,496         $ 55,565        $103,500
--------------------------------------------------------------------------------
Jack M. Fields.....................    $1,513         $ 15,826        $101,500
--------------------------------------------------------------------------------
Carl Frischling(/4/)...............    $1,513         $ 97,791        $103,500
--------------------------------------------------------------------------------
Robert H. Graham...................       -0-              -0-             -0-
--------------------------------------------------------------------------------
John F. Kroeger(/5/)...............    $  715         $ 40,461             -0-
--------------------------------------------------------------------------------
Prema Mathai-Davis.................    $  877         $ 11,870        $101,500
--------------------------------------------------------------------------------
Lewis F. Pennock...................    $1,513         $ 45,766        $103,500
--------------------------------------------------------------------------------
Ian W. Robinson(/6/)...............    $1,496         $ 94,442        $ 25,000
--------------------------------------------------------------------------------
Louis S. Sklar.....................    $1,506         $ 90,232        $101,500
--------------------------------------------------------------------------------

-------

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended March 31, 1999, including earnings thereon, was $8,899.

(2) During the fiscal year ended March 31, 1999, the total amount of expenses allocated to the Company in respect of such retirement benefits was $6,883. Data reflects compensation for the calendar year ended December 31, 1999. Accruals for 1999 are based on actuarial projections from 1999.

(3) Each director serves as a director or trustee of at least 12 registered investment companies advised by AIM. Data reflects total compensation for the calendar year ended December 31, 1999.

(4) During the fiscal year ended March 31, 1999, the Company paid $5,333 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP for services rendered to the independent directors of the company. Mr. Frischling, a director of the Company, is a partner in such firm.

(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date, he became a consultant to the Company. Of the amount listed above, $256 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."
(6) Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, a director becomes eligible to retire and to receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the

"Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 10 and 1 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

                      NUMBER OF YEARS                      ANNUAL RETIREMENT
                      OF SERVICE WITH                   COMPENSATION PAID BY ALL
                    APPLICABLE AIM FUNDS                  APPLICABLE AIM FUNDS
                    --------------------                ------------------------
               10......................................         $67,500
                9......................................         $60,750
                8......................................         $54,000
                7......................................         $47,250
                6......................................         $40,500
                5......................................         $33,750

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Director's retirement benefits commence under the Plan. The Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Director's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended March 31, 1999, $15,376 in directors' fees and expenses were allocated to the Portfolio.

THE INVESTMENT ADVISOR

  AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM was organized in 1976, and, together with its subsidiaries, advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers."

  FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Company has entered into a Master Investment Advisory Agreement dated May 24, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to May 24, 2000. The Advisory Agreement will remain in effect until June 30, 2001, and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM: supervises all aspects of the Company's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders, except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its advisory services under the Advisory Agreement, AIM receives a fee from the Company with respect to the Portfolio, calculated daily and paid monthly, at the annual rate of 0.25% of the first $500 million of the Portfolio's aggregate average daily net assets, plus 0.20% of the Portfolio's aggregate average daily net assets in excess of $500 million. Pursuant to investment advisory agreements in effect prior to May 24, 2000 which provided for the same level of compensation to AIM as is provided for under the Advisory Agreement, for the fiscal years ended March 31, 1999, 1998 and 1997, the fees paid by the Company to AIM with respect to the Portfolio were $1,646,048, $1,670,427 and $1,720,635, respectively (after giving effect to fee waivers for the fiscal years ended March 31, 1999, 1998 and 1997 of $809,773, $683,910 and $625,513, respectively).

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company.

  AIM has undertaken to limit Institutional Class expenses at a rate of 0.20% of the average daily net assets until June 30, 2000. AIM has undertaken to limit Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class expenses (exclusive of 12b-1 fees) at a rate of 0.20% of the average daily net assets until June 30, 2000.

  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board of Directors; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board of Directors with respect to securities lending activities; (e) responding to agent inquires; and (f) performing such other duties as may be necessary.

  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Portfolio will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Portfolio from such activities. AIM currently intends to waive such fee, and has agreed to seek the Board of Directors' approval prior to its receipt of all or a portion of such fee.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under her supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

  Pursuant to the administrative services agreements in effect prior to May 24, 2000, AIM received reimbursements for the fiscal years ended March 31, 1999, 1998 and 1997 in the amounts of $86,020, $66,515 and $70,077, respectively, by the Portfolio.

EXPENSES

  AIM and FMC furnish, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Company's affairs and to carry out their obligations under the Advisory Agreement and the Distribution Agreement. AIM maintains, at its expense and without cost to the Company, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Company. FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the shares of the Class.

  The Company pays, or causes to be paid, all other expenses of the Company, including, without limitation, the fees paid to AIM; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Company; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the costs and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Company and supplements thereto (except reports to shareholders and prospectuses distributed to potential shareholders of the Company which are paid for by FMC); expenses of shareholders' and directors' meetings; fees and travel expenses of directors or director members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operations unless otherwise explicitly assumed by AIM or FMC.

  Expenses of the Company except those stated below are pro-rated among the classes of the Company based upon the relative net assets of each class. Distribution expenses of a class are charged against the income available for distribution as dividends to such class.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, serves as transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. AFS receives an annual fee from the Company for its services in such capacity in the amount of 0.015% of average daily net assets of the Company, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Company. The address of AFS is P.O. Box 0843, Houston, Texas 77001-0843. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.

  The Bank of New York ("BONY") acts as custodian for the Company's portfolio securities and cash. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Company, and passes upon legal matters for the Company.

REPORTS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG LLP, Bank of America Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

SUB-ACCOUNTING

  The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of March 1, 2000, and the percentage of the Portfolio's amount of outstanding shares owned by such shareholders as of such date are as follows:

                                                                      PERCENT
                                                        PERCENT       OWNED OF
                   NAME AND ADDRESS                     OWNED OF     RECORD AND
                    OF RECORD OWNER                  RECORD ONLY(A) BENEFICIALLY
                   ----------------                  -------------- ------------
   CASH MANAGEMENT CLASS
   ---------------------

    HERITAGE ASSET MANAGEMENT INC. .................     72.28%         -0-
     P.O. Box 33022
     St. Petersburg, FL 33733-8022

    HUNTINGTON INVESTMENT 112.......................     13.73%         -0-
     135 North Pennsylvania Suite 800
     Indianapolis, IN 46204

    EVEREN CLEARING CORP ...........................     13.40%         -0-
     111 East Kilbourn Ave.
     Milwaukee, WI 53202

   INSTITUTIONAL CLASS
   -------------------
    BANK OF AMERICA, N.A. ..........................     19.91%         -0-
     1401 Elm Street, 11th Floor
     P.O. Box 831000
     Dallas, TX 75202-2911

    FROST NATIONAL BANK TX .........................     13.93%         -0-
     Muir & Co.
     c/o Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

    CHASE BANK OF TEXAS FBO OBIE & CO. .............     10.64%         -0-
     18 HCB 340
     P.O. Box 2558
     Houston, TX 77252-2558

    TRUST COMPANY BANK .............................     10.60%         -0-
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348

-------

(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                                      PERCENT
                                                        PERCENT       OWNED OF
                   NAME AND ADDRESS                     OWNED OF     RECORD AND
                    OF RECORD OWNER                  RECORD ONLY(A) BENEFICIALLY
                   ----------------                  -------------- ------------
   PERSONAL INVESTMENT CLASS
   -------------------------
    NONE

   PRIVATE INVESTMENT CLASS
   ------------------------
    CULLEN/FROST DISCOUNT BROKERS...................     39.33%         -0-
     P.O. Box 2358
     San Antonio, TX 78299

    THE BANK OF NEW YORK............................     13.65%         -0-
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286
    UNION BANK OF CALIFORNIA........................      8.74%         -0-
     530 B Street, Suite 204
     San Diego, CA 92101
    NEW HAVEN SAVINGS BANK TRUST DEPARTMENT.........      7.93%         -0-
     Trust Department
     P.O. Box 302
     New Haven, CT 06502
    BANK ONE TRUST COMPANY..........................      7.80%         -0-
     1111 Polaris Parkway
     Columbus, OH 43240
    HAMBRECHT & QUIST LLC...........................      6.56%         -0-
     1100 Newport Center Drive, Second Floor
     Newport Beach, CA 92660
    CIBC WORLD MARKETS..............................      5.46%         -0-
     200 Liberty Street
     World Financial Center
     New York, NY 10281
   RESERVE CLASS
   -------------
    BANK OF NEW YORK................................       100%         -0-
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286

   RESOURCE CLASS
   --------------
    EVEREN CLEARING CORP. ..........................     69.79%         -0-
     111 East Kilbourn Ave.
     Milwaukee, WI 53202
    MCDONALD & COMPANY..............................     25.11%         -0-
     800 Superior Avenue, Suite 2100
     Cleveland, OH 44114-2603
    HAMBRECHT & QUIST LLC...........................      5.10%         -0-
     1100 Newport Center Drive, Second Floor
     Newport Beach, CA 92660

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

  To the best of the knowledge of the Company, as of March 1, 2000, the directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each class of the Portfolio.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which the shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Company and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Company may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Portfolio, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO

  If the Portfolio determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Portfolio may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value of the shares of each class of the Portfolio is determined twice daily as of the times shown in each Prospectus on each Business Day of the Company, as defined in each Prospectus. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the

Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Company would receive if it sold the entire Portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Company to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Board of Directors has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the portfolio maintain a dollar-weighted portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.

  The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to purchasers or existing holders of any class of shares of the Portfolio. In the event the Board of Directors determines that such a deviation exists for any class of shares of the Portfolio, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Company's Board of Directors, FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Company may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions;
(vi) automatic investment of customer cash account balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  With respect to the Cash Management Class, Institutional Class and Private Investment Class, the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended March 31, 1999 was $1,888, $[ ] and $214,727, respectively, (or an amount equal to 0.08%, [ ]% and 0.25% of the average daily net assets of Cash Management Class, Institutional Class and Private Investment Class, respectively). With respect to the Cash Management Class, Institutional Class and Private Investment Class, FMC received no compensation pursuant to the Plan for the fiscal year ended March 31, 1999.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Company, and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

  The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through November 2000. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 12:30 p.m. Central time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class's pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Company expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least (a) 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (b) 90% of its tax-exempt income (net of allocable expenses and amortized bond premium) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Undistributed tax-exempt interest on Municipal Securities is not subject to the excise tax. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

DISTRIBUTIONS

  The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

  AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal

Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

  Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

  The Portfolio anticipates distributing substantially all of its investment company taxable income, if any, for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the dividends-received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

  Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another AIM Fund). Shareholders electing to reinvest a distribution in additional shares will be treated as receiving a distribution in an amount equal to the net asset value of the shares acquired, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, if any, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Company, and concerning the application of state, local and foreign taxes to investments in the Company, which may differ significantly from the federal income tax consequences described above.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including short-term capital gains) and return of capital distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends (if any) and exempt-interest dividends.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends (if any) and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Recently proposed regulations may change information provided here. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on March 15, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              FINANCIAL STATEMENTS

                                       FS

SCHEDULE OF INVESTMENTS
September 30, 1999
(Unaudited)

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 100.93%
ALABAMA - 1.00%
 Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board
 Variable Rate Demand Series 1996 RB
 (LOC-Amsouth Bank of Alabama)
  3.85%, 06/01/16(b)                       --  VMIG-1  $ 3,065 $    3,065,000
-----------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Wts.
 (LOC-First Alabama Bank)
   3.85%, 02/01/12(b)                     A-1    --      2,695      2,695,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Jefferson
 (County of) Sewer Imp.; Floating Rate
 Trust Certificates Series 124 1999
 Wts. RB
   3.85%, 02/01/36(b)(c)(d)               A-1c   --      5,100      5,100,000
-----------------------------------------------------------------------------
                                                                   10,860,000
-----------------------------------------------------------------------------
ALASKA - 0.48%
Valdez Marine (BP Pipelines Inc.
 Project); Floating Rate Treasury Series
 1999 A28 Reg D Term RB
  3.95%, 12/01/25(b)(d)                    --  VMIG-1    5,275      5,275,000
-----------------------------------------------------------------------------

ARIZONA - 1.90%
Maricopa (County of) Pollution Control
  Corp. (Arizona Public Service Co.);
   Refunding Variable Rate Demand Series
   1994 A PCR
      3.75%, 05/01/29(b)                  A-1+   P-1     5,300      5,300,000
-----------------------------------------------------------------------------
Mesa Industrial Development Authority
  (Discovery Health Systems); Variable
  Rate Demand Series 1999 B RB
    3.80%, 01/01/29(b)(c)                 A-1+ VMIG-1    2,700      2,700,000
-----------------------------------------------------------------------------
Pinal (County of) Industrial Development
  Authority (Magma Copper Company
  Project); Series 1984 PCR (LOC-National
  Westminster)
    2.95%, 12/01/09(b)                    A-1+   P-1     4,700      4,700,000
-----------------------------------------------------------------------------
Salt River Project Agricultural
  Improvement and Power District;
  Promissory Notes
    3.40%, 11/10/99                       A-1+   P-1     7,970      7,970,000
-----------------------------------------------------------------------------
                                                                   20,670,000
-----------------------------------------------------------------------------
ARKANSAS - 0.59%
Arkansas Hospital Equipment Financing
  Authority (Baptist Health Project);
  Hospital Equipment Series 1995 RB
    3.85%, 11/01/10(b)(c)                 A-1+ VMIG-1    6,400      6,400,000
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
CALIFORNIA - 0.50%
Huntington Beach (City of) (Seabridge
  Villas Project); Floating Rate
  Multifamily Housing Series 1985 A RB
    4.00%, 02/01/10(b)                       --  VMIG-1  $ 3,000 $    3,000,000
-------------------------------------------------------------------------------
Student Loan Marketing Corporation;
  Student Loan Revenue Refunding Series
  1993 A RB (LOC-Dresdner Bank AG)
    3.20%, 11/01/02(b)(e)                    --  VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      5,500,000
-------------------------------------------------------------------------------
COLORADO - 1.20%
Eagle Ranch Metro District Golf Course;
  Variable Rate Series 1999 B RB (LOC-
  Societe Generale)
    3.80%, 10/15/18(b)                      A-1+   --      3,900      3,900,000
-------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Company Project); Refunding
  Series 1994 A IDR (LOC-First National Bank)
    2.95%, 04/01/16(b)                      A-1+   --      3,000      3,000,000
-------------------------------------------------------------------------------
Platte River Power Authority; Adjustable
  Tender (Subordinate Lien) Electric Series
  S-1 RB
    3.50%, 12/01/99(b)                      A-1+ VMIG-1    6,200      6,200,000
-------------------------------------------------------------------------------
                                                                     13,100,000
-------------------------------------------------------------------------------
CONNECTICUT - 1.63%
Connecticut (State of) (Transportation
  Infrastructure Purpose S-1); Special Tax
  Obligation RB
    3.75%, 12/01/10(b)                      A-1+ VMIG-1    2,178      2,178,000
-------------------------------------------------------------------------------
Connecticut (State of) Development
  Authority (Corporation for Independent
  Living Project); Health Care Variable
  Rate Demand Series 1990 RB (LOC-Chase
  Manhattan Bank)
    3.65%, 07/01/15(b)                       --  VMIG-1    1,669      1,669,000
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority (Yale
  University); Variable Rate Demand Series
  1997 T-2 RB
    3.70%, 07/01/29(b)                      A-1+ VMIG-1    1,914      1,914,000
-------------------------------------------------------------------------------
JP Morgan Putter TE Receipt; Connecticut
  (State of) Special Tax Obligation Series
  114 1999 A RB
    3.88%, 10/01/09(b)(d)                    --  VMIG-1   11,980     11,980,000
-------------------------------------------------------------------------------
                                                                     17,741,000
-------------------------------------------------------------------------------
DELAWARE - 0.47%
University of Delaware; Variable Rate
  Demand Series 1998 RB
    3.75%, 11/01/23(b)                      A-1+   --      3,173      3,173,000
-------------------------------------------------------------------------------
Wilmington (City of); Unlimited Tax Series
  1990 GO
    6.75%, 05/15/00(c)                      AAA    Aaa     1,815      1,889,372
-------------------------------------------------------------------------------
                                                                      5,062,372
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
FLORIDA - 9.18%
Broward (County of) Housing Finance
  Authority (Landings Inverrary
  Apartments); Multifamily Variable Rate
  Demand Housing Series 1985 RB
    4.00%, 06/01/13(b)                     --  VMIG-1  $10,000 $   10,000,000
-----------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Clinic Health
  System); Hospital Series 1999 RB
    3.80%, 01/01/33(b)                    A-1+ VMIG-1   18,200     18,200,000
-----------------------------------------------------------------------------
Florida (State of) (Gas Project No. 1);
  Series 1998 RB
    4.25%, 12/01/99(c)                    AAA    Aaa     4,515      4,520,791
-----------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Municipal
  Bond Fund); Variable Rate Demand Series
  1996 A RB (LOC-Bank of America N.A.)
    3.85%, 03/31/21(b)                    A-1+   --      3,585      3,585,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
  Facilities (Heritage Health Care
  Project); Variable Rate Demand Series
  1999 RB
    3.92%, 01/01/24(b)(c)                  --  VMIG-1    7,000      7,000,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) (Local Government
  Loan Program); Floating Rate Series
  1985 B RB
    3.75%, 12/01/15(b)(c)                 A-1+ VMIG-1    2,060      2,060,000
-----------------------------------------------------------------------------
Jacksonville (City of) (The River City
  Renaissance Program); Commercial Paper
  Notes Series 1993
    3.25%, 10/15/99                       A-1    P-1     6,000      6,000,000
-----------------------------------------------------------------------------
Lee (County of) Housing Finance
  Authority (Forestwood Apartments
  Project); Refunding Housing Series 1995
  A RB
    3.75%, 06/15/25(b)                    A-1+   --        624        624,000
-----------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Shell Point Village
  Project); Variable Rate Demand Series
  1999 B IDR (LOC-Bank of America N.A.)
    3.80%, 11/01/29(b)                    A-1+   --     10,000     10,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, (Board of
  Education Lottery); Floating Rate Trust
  Certificate Series 57 1998 RB
    3.85%, 07/01/15(b)(c)(d)              A-1c   --     15,000     15,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Orange
  (County of) School Board; Floating Rate
  Trust Certificates Series 85 1999 COP
    3.85%, 08/01/22(b)(c)(d)               --  VMIG-1    8,135      8,135,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Tampa Bay
  (City of) Water Utility System;
  Floating Rate Trust Certificates Series
  112 1999 RB
    3.08%, 10/01/27(b)(c)(d)              A-1c   A1      4,995      4,995,000
-----------------------------------------------------------------------------
Nassau (County of) (Solid Waste System);
  Refunding Series 1999 RB (LOC-First
  Union National Bank)
    3.80%, 07/01/13(b)                    A-1    --      4,000      4,000,000
-----------------------------------------------------------------------------
Putnam (County of) Development Authority
  (Seminole Electric Cooperative, Inc.
  Project); National Rural Utilities
  Guaranteed Semiannual Variable Pooled
  Series 1984 H-4 PCR
    3.00%, 03/15/00(b)(e)                 A-1+   P-1     3,600      3,600,000
-----------------------------------------------------------------------------
Tampa (City of); Refunding Gtd.
  Entitlement Series 1991 RB
    6.50%, 10/01/99(c)                    AAA    Aaa     2,205      2,205,000
-----------------------------------------------------------------------------
                                                                   99,924,791
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 4.07%
Clarke (County of) Georgia School
  District (School Sales Tax); Unlimited
  Tax Series 1997 GO
    4.55%, 03/01/00(c)                      AAA    Aaa   $ 2,150 $    2,163,584
-------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Institute of Nuclear Power Operations);
  Variable Rate Demand Series 1998 IDR
  (LOC-Suntrust Bank)
    3.80%, 02/01/13(b)                      --     Aa3     5,265      5,265,000
-------------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
  Authority (Equipment Pool Project);
  Variable Rate Anticipation Certificates
  Series 1999 RB
    3.90%, 04/01/26(b)                     A-1+  VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
  Development Authority (Kaiser
  Agriculture Chemical Inc. Project);
  Series 1985 IDR (LOC-Harris Trust &
  Savings Bank)
    3.80%, 12/01/02(b)                      --     --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
  Authority (Egleston Childrens Hospital
  at Emory University); Variable Rate
  Demand Series 1994 A RAN (LOC-Suntrust
  Bank)
    3.65%, 03/01/24(b)                     A-1+  VMIG-1    1,665      1,665,000
-------------------------------------------------------------------------------
Fayette (County of) Development Authority
  Educational Facilities (Catholic School
  Properties Inc. Project); Variable Rate
  Demand Series 1999 RB (LOC-Wachovia
  Bank)
    3.80%, 04/01/24(b)                      --     Aa2     5,000      5,000,000
-------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Variable Rate
  Demand Series 1998 RB (LOC-Suntrust
  Bank)
    3.85%, 06/01/17(b)                     A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Georgia (State of); Refunding Unlimited
  Tax Series 1998 E GO
    4.00%, 02/01/00                         AAA    Aaa     5,600      5,615,687
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
  (Post Chase Project); Variable Rate
  Demand Multifamily Housing Series 1997 RB
    3.80%, 06/01/25(b)                     A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     44,309,271
-------------------------------------------------------------------------------
IDAHO - 0.28%
Idaho (State of); Unlimited Tax Series
  1999 TAN
    4.25%, 06/30/00                        SP-1+  MIG-1    3,000      3,018,377
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 8.62%
Bear Stearns Municipal Securities Trust
  Certificates (Illinois Sales Tax); Series
  1998-25 Class A RB (LOC-Bear Stearns
  Capital Markets)
    3.82%, 03/15/07(b)(d)                   A-1    Aa3   $10,000 $   10,000,000
-------------------------------------------------------------------------------
Chicago (City of); Limited Tax Series 1998
  GO (LOC-Morgan Guaranty Trust)
    2.85%, 01/31/00(b)                      A-1+ VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
Chicago (City of) Metro Water District
  (Greater Chicago Reclamation); Refunding
  Unlimited Tax Series 1992 GO
    5.15%, 12/01/99                          AA    Aa2     5,000      5,013,766
-------------------------------------------------------------------------------
Chicago (City of) O'Hare International
  Airport (American Airlines); Variable
  Rate Demand Series 1983 B RB (LOC-Royal
  Bank of Canada)
    3.00%, 12/01/17(b)                       --    P-1     5,600      5,600,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
  Partnership Project); Multifamily Housing
  Series 1983 RB (LOC-Bank of Nova Scotia)
    4.00%, 06/01/08(b)                       --    Aa3     5,085      5,085,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (American College of Surgeons Project);
  Tax Exempt Series 1996 RB (LOC-Northern
  Trust Company)
    3.90%, 08/01/26(b)                      A-1+   --      4,821      4,821,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Chicago Commons Project); Variable Rate
  Demand Series 1999 RB (LOC-Bank of America)
    3.80%, 01/01/29(b)                      A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Jewish Charities Program) Variable Rate
  Demand Series 1999 A RAN (LOC-Harris
  Trust & Savings Bank)
    3.85%, 06/30/00(b)                      A-1+   --      5,390      5,390,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Local Government Financing Project);
  Variable Rate Demand Series 1999 A RB
    3.80%, 09/01/29(b)(c)                    --  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Northwestern Memorial Hospital);
  Variable Rate Demand Series 1995 RB
    2.95%, 08/15/25(b)                      A-1+ VMIG-1    9,000      9,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Resurrection Health Care); Variable Rate
  Demand Series 1999 A RB
    3.00%, 05/15/29(b)                      AAA  VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
  Revolving Fund Pooled Series 1985 D RB
  (LOC-First National Bank)
    3.80%, 08/01/15(b)                      A-1+ VMIG-1    4,829      4,829,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
Illinois Health Facilities Authority
  (The Methodist Medical Center);
  Refunding Series 1998 RB
    4.50%, 11/15/99(c)                    AAA    Aaa   $ 2,090 $    2,093,520
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Swedish Covenant Hospital); Refunding
  Variable Rate Demand Series 1998 A RB
    3.85%, 08/15/27(b)                   A-1+  VMIG-1    2,100      2,100,000
-----------------------------------------------------------------------------
Illinois (State of) Regional
  Transportation Authority (Cook Dupage
  Lake Co.); Refunding Unlimited Tax
  Series 1999 GO
    5.00%, 06/01/00(c)                    AAA    Aaa     4,990      5,033,564
-----------------------------------------------------------------------------
Illinois (State of) Toll Highway
  Authority;
  Series 1998 A Municipal Securities
  Trust Certificates
    3.82%, 02/15/12(b)(c)(d)              A-1    Aaa    11,700     11,700,000
-----------------------------------------------------------------------------
                                                                   93,765,850
-----------------------------------------------------------------------------
INDIANA - 1.16%
Auburn (City of) (Sealed Power Corp.
  Project); Variable Rate Demand
  Economic Development Series 1985 RB
  (LOC-NBD Bank)
    3.50%, 07/01/10(b)                    --   VMIG-1    1,200      1,200,000
-----------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Bond Bank RB Series 1995 B
    5.00%, 02/01/00                       AAA    Aaa     1,500      1,509,097
-----------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Bond Bank RB Notes Series
  1999 B
    4.00%, 01/10/00                      SP-1+   --      7,900      7,916,074
-----------------------------------------------------------------------------
Indianapolis (City of) Economic
  Development Authority (Jewish
  Community Campus Project); Variable
  Rate Series 1995 RB
    3.75%, 04/01/05(b)                    --   VMIG-1    1,995      1,995,000
-----------------------------------------------------------------------------
                                                                   12,620,171
-----------------------------------------------------------------------------
IOWA - 1.29%
Iowa Higher Education Loan Authority;
  Private College Facility RB
    3.85%, 12/01/15(b)(c)                A-1+  VMIG-1   12,000     12,000,000
-----------------------------------------------------------------------------
Iowa School Corporations (Iowa School
  Cash Anticipation Program); Warrant
  Certificates Series 1999 A
    4.00%, 06/23/00(c)                   SP-1+  MIG-1    2,000      2,010,829
-----------------------------------------------------------------------------
                                                                   14,010,829
-----------------------------------------------------------------------------
KANSAS - 0.15%
Olathe (City of); Unlimited Tax Series
  194 1999 GO
    3.75%, 04/01/00(c)                    AAA    Aaa     1,660      1,664,440
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - 2.60%
Kentucky Asset/Liability Commission;
  Project Notes General Fund Series 1998 A
  RB (LOC-Landesbank Hessen-Thuringen
  Girozentrale)
    3.40%, 06/30/01(b)                      --   VMIG-1  $10,000 $   10,000,000
-------------------------------------------------------------------------------
Kentucky Interlocal School Transport
  Association; Series 1999 TRAN
    4.00%, 06/30/00                        SP-1+  MIG-1   14,000     14,046,963
-------------------------------------------------------------------------------
Trimble (County of) (Louisville Gas and
  Electric Company Project); Series 1992 A
  PCR
    3.45%, 09/01/17(b)                      A-1  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
                                                                     28,346,963
-------------------------------------------------------------------------------
LOUISIANA - 2.54%
Louisiana Public Facilities Authority
  (Christus Health); Series 1999 B RB
    3.40%, 07/01/29(b)(c)                  A-1+  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Louisana Public Facilities Authority
  (Tiger Athletic Foundation Project);
  Variable Rate Demand Series 1999 RB
  (LOC-Hibernia National Bank)
    3.80%, 09/01/28(b)                     A-1+    --     13,000     13,000,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
  Variable Refunding Series B RB
    3.75%, 08/01/16(b)(c)                  A-1+  VMIG-1    4,635      4,635,000
-------------------------------------------------------------------------------
                                                                     27,635,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 0.27%
Massachusetts (State of); Limited Tax
  Series 1993 B GO
    4.60%, 11/01/99                         AA-    Aa3     2,890      2,893,957
-------------------------------------------------------------------------------
MICHIGAN - 2.25%
Detroit (City of) Sewer District; Bear
  Stearns Municipal Trust Certificates
  Variable Rate Demand Series 1999-81
  Class A RB
  (LOC-Bear Stearns Capital Markets)
    3.83%, 10/01/02(d)                     A-1+c   Aaa    15,000     15,000,000
-------------------------------------------------------------------------------
Grand Rapids (City of); Water Supply
  Series 1990 RB
    7.25%, 01/01/00(e)(f)                   AAA    AAA     3,000      3,089,714
-------------------------------------------------------------------------------
Jackson County Economic Development Corp.
  (Sealed Power Corp.); Economic
  Development Refunding Variable Rate
  Demand Series 1984 RB (LOC-NBD Bank)
    3.50%, 10/01/19(b)                      --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------
Michigan (State of); Municipal Bond
  Authority RB Series 1999 B-1
    4.25%, 08/25/00                        SP-1+   --      2,000      2,011,267
-------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
  Associates Project); Convertible
  Variable Rate Demand Limited Obligation
  Series 1985 RB (LOC-Comerica Bank)
    3.30%, 10/01/15(b)                      --   VMIG-1    3,400      3,400,000
-------------------------------------------------------------------------------
                                                                     24,500,981
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MINNESOTA - 0.04%
Mankato (City of) (Northern States
  Power Co. Project); Floating
  Collateralized Series 1985 PCR
    3.85%, 03/01/11(b)                    AA     Aa3   $   500 $      500,000
-----------------------------------------------------------------------------
MISSISSIPPI - 0.92%
Morgan Stanley Float Program,
  Mississippi (State of) Development
  Bank Special Obligation; Floating Rate
  Trust Certificates Series 160 1999 RB
    3.85%, 07/01/24(b)(c)(d)             A-1c    --     10,000     10,000,000
-----------------------------------------------------------------------------
MISSOURI - 3.86%
Missouri (State of) (Health Care
  System); Bear Stearns Municipal Trust
  Certificates; Variable Rate Demand
  Series 1998 Class A RB
    3.87%, 08/01/05(b)(c)(d)             A-1+c   --     13,835     13,835,000
-----------------------------------------------------------------------------
Missouri Health & Educational
  Facilities Authority (Deaconess Long
  Term Care-A); Variable Rate Demand
  Health Facilities Series 1996 RB
    3.80%, 12/01/16(b)                   A-1+  VMIG-1   10,785     10,785,000
-----------------------------------------------------------------------------
Missouri Health & Educational
  Facilities Authority (Missouri Pooled
  Hospital Loan Program); Variable Rate
  Demand Series 1999 A RB
    3.80%, 08/01/29(b)                   A-1+    --     14,000     14,000,000
-----------------------------------------------------------------------------
Missouri Rural Water Financing Corp.
  (Public Project); Construction Series
  1998 Notes
    4.50%, 11/15/99                       --    MIG-1    3,370      3,375,052
-----------------------------------------------------------------------------
                                                                   41,995,052
-----------------------------------------------------------------------------
NEW MEXICO - 0.92%
New Mexico (State of); Series 1999 TRAN
    4.00%, 06/30/00                      SP-1+  MIG-1   10,000     10,055,572
-----------------------------------------------------------------------------
NEW YORK - 18.38%
Eagle Tax Exempt Trust; Class A COP(d)
    3.84%, Series 1993 E 08/01/06(b)     A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
    3.84%, Series 1993 F 08/01/06(b)     A-1+c   --     20,850     20,850,000
-----------------------------------------------------------------------------
    3.84%, Series 943802 05/01/07(b)(c)  A-1+c   --     17,800     17,800,000
-----------------------------------------------------------------------------
    3.84%, Series 943901 06/15/07(b)(c)  A-1+c   --     15,175     15,175,000
-----------------------------------------------------------------------------
    3.84%, Series 950901 06/01/21(b)(f)  A-1+c   --     13,315     13,315,000
-----------------------------------------------------------------------------
    3.84%, Series 97C4702 01/01/20(b)    A-1+c   --      9,900      9,900,000
-----------------------------------------------------------------------------
    3.87%, Series 964703 07/01/11(b)(c)  A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
    3.87%, Series 97C4703 01/01/01(b)(f) A-1+c   --     11,295     11,295,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
New York - (continued)
Eagle Tax Exempt Trust (Colorado
  Housing and Finance Authority); Series
  94C0601 Class A COP
    3.84%, 10/01/23(b)(d)                A-1+c   AAA   $10,000 $   10,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water
  and Sewer); Series 974305 Class A COP
    3.84%, 12/01/27(b)(c)(d)             A-1+c   AAA    14,005     14,005,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
  State); Series 984701 Class A COP
    3.84%, 05/01/18(b)(d)                A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority;
  Subordinated RB (LOC-Bayerische
  Landesbank Girozentrale)
    2.85%, Series 1999 4 11/17/99(b)     A-1+  VMIG-1   11,000     11,000,000
-----------------------------------------------------------------------------
    3.20%, Series 1998 2 04/01/25(b)     A-1+  VMIG-1   11,750     11,750,000
-----------------------------------------------------------------------------
New York (State of) Medical Facilities
  Finance Agency (St.Lukes-Roosevelt
  Hospital Center); Merrill Lynch Group
  Float Program Floating Option Tax-
  Exempt Receipts Series PA-113 1996 A
  Mortgage RB
    3.05%, 02/15/29(b)(d)                A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
New York (State of); Variable Rate
  Demand Series 1998 A GO (LOC-Morgan
  Guaranty Trust Co. of New York)
    3.45%, 12/02/99(b)                   A-1+    P-1    20,000     20,000,000
-----------------------------------------------------------------------------
                                                                  200,060,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 1.29%
North Carolina Medical Care Commission
  Retirement Community (Adult
  Communities Total Services Inc.);
  Variable Rate Demand Series 1996 RB
  (LOC-Lasalle National Bank)
    3.75%, 11/15/09(b)                   A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
  (The Givens Estates Inc. Project);
  Health Care Facilities Variable Rate
  Demand Series 1997 RB (LOC-First Union
  National Bank)
    3.00%, 12/01/26(b)                    --   VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
  (The Moses H. Cone Memorial Hospital
  Project); Hospital Series 1995 RB
    3.85%, 09/01/02(b)                   A-1+    --      5,400      5,400,000
-----------------------------------------------------------------------------
                                                                   14,055,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
OHIO - 3.34%
Clermont County Hospital (Catholic Health
  Care-Mercy Health System); Variable Rate
  Demand Series 1994 B RB
    3.90%, 09/01/21(b)                     A-1+  VMIG-1  $ 9,100 $    9,100,000
-------------------------------------------------------------------------------
Clinton (County of) Hospital (Ohio
  Hospital Capital Inc.); Variable Rate
  Demand Series 1999 RB (LOC-Fifth Third
  Bank)
    3.80%, 07/01/29(b)                     A-1+    --     10,000     10,000,000
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
  Building Co. Project); Floating Rate
  Series 1984 IDR (LOC-Bank One Cleveland
  N.A.)
    3.85%, 11/01/14(b)                      --     P-1     8,100      8,100,000
-------------------------------------------------------------------------------
Loraine (County of) (Catholic Healthcare
  Partners); Variable Rate Demand Series
  1998 A RB
    3.15%, 12/01/27(e)                     A-1+    P-1     7,000      7,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
  Program); Variable Rate Demand Hospital
  Improvement Series 1992 RB (LOC-Bank One
  Akron N.A.)
    3.83%, 10/01/22(b)                     A-1+    --      1,165      1,165,000
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
  Congregate Retirement Community
  Project); Variable Rate Demand
  Multifamily Housing Series 1985 RB (LOC-
  Morgan Guaranty Trust)
    3.65%, 12/01/15(b)                      --   VMIG-1      956        956,000
-------------------------------------------------------------------------------
                                                                     36,321,000
-------------------------------------------------------------------------------
OKLAHOMA - 2.76%
Oklahoma Development Financing Authority
  (Oklahoma Hospital Association);
  Variable Rate Demand Series 1999 A RB
    3.80%, 06/01/29(b)                     A-1+    --     20,000     20,000,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (State
  Loan Program); Series 1999 RB
    3.60%, 03/01/00(b)(e)                  A-1+c   --      3,000      3,000,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (State
  Loan Program); Variable Rate Demand
  Series 1995 RB
    3.60%, 03/01/00(b)(e)                  A-1+    --      7,000      7,000,000
-------------------------------------------------------------------------------
                                                                     30,000,000
-------------------------------------------------------------------------------
OREGON - 0.46%
Oregon State Housing & Community Services
  Department; Single Family Mortgage
  Series 1999 C RB
    3.15%, 04/13/00                         --    MIG-1    5,000      5,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
PENNSYLVANIA - 1.51%
Delaware County Industrial Development
  Authority (Henderson-Radnor Joint Venture
  Project); Limited Obligation Series 1985
  IDR (LOC-Corestates Bank)
    4.00%, 04/01/15(b)                        --     Aa3 $   765 $      765,000
-------------------------------------------------------------------------------
Luzerne County Convention Center
  Authority; Hotel Room Rent Series 1998 A
  RB (LOC-First Union National Bank)
    3.80%, 09/01/28(b)                       A-1      --   7,790      7,790,000
-------------------------------------------------------------------------------
Philadelphia (City of) Parking Authority;
  Parking Series 1999 RB
    4.00%, 02/01/00(c)                       AAA     Aaa   1,290      1,294,065
-------------------------------------------------------------------------------
York (City of) General Authority; Variable
  Rate Pooled Financing Series 1996 RB
  (LOC-First Union National Bank)
    3.85%, 09/01/26(b)                       A-1      --   6,609      6,609,000
-------------------------------------------------------------------------------
                                                                     16,458,065
-------------------------------------------------------------------------------
TENNESSEE - 6.28%
Industrial Development Board of the
  Metropolitan Government of Nashville and
  Davidson County (Amberwood, Ltd.
  Project); Multifamily Housing Refunding
  IDR (LOC-Commerzbank A.G.)
    4.07%, Series 1993 A, 07/01/13(b)       A-1+  VMIG-1   2,095      2,095,000
-------------------------------------------------------------------------------
    4.00%, Series 1993 B, 07/01/13(b)        A-1  VMIG-1   1,790      1,790,000
-------------------------------------------------------------------------------
Industrial Development Board of the
  Metropolitan Government of Nashville &
  Davidson County (Chimney Top II);
  Multifamily Variable Rate Demand Series
  1984 RB (LOC-Bank of America N.A.)
    3.85%, 09/01/06(b)                        --  VMIG-1   2,100      2,100,000
-------------------------------------------------------------------------------
Knox (County of) Health Education and
  Housing Facilities Board (Solutions
  Group, Inc. Project); Variable Rate
  Demand Series 1999 RB
    3.80%, 05/01/29(b)                      A-1+      --  40,000     40,000,000
-------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Financing Variable Rate Demand
  (LOC-Bank of America N.A.)
    3.80%, Series 1997 RB 11/01/27(b)         --  VMIG-1   5,200      5,200,000
-------------------------------------------------------------------------------
    3.80%, Series 1999 RB 09/01/29(b)         --  VMIG-1  15,000     15,000,000
-------------------------------------------------------------------------------
Shelby (County of); Refunding Unlimited
  Tax Series 1993 A GO
    4.65%, 03/01/00                          AA+     Aa3   2,160      2,172,684
-------------------------------------------------------------------------------
                                                                     68,357,684
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - 13.56%
Austin (City of) (Travis & Williamson
  Counties); Combined Utility Systems
  Series 1998 A Commercial Paper Notes
    3.45%, 11/02/99                         A-1+     P-1 $ 7,551 $    7,551,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
  Authority (Fountainhead Apartments);
  Refunding Variable Rate Demand
  Multifamily Series 1996 RB
    3.75%, 09/15/26(b)                      A-1+      --   8,361      8,361,000
-------------------------------------------------------------------------------
Dallas Area Rapid Transit (DART); Sales
  Tax Revenue Commercial Paper Notes Series
  C (LOC-Westdeutsche Landesbank
  Girozentrale)
    3.30%, 10/20/99                         A-1+     P-1   5,200      5,200,000
-------------------------------------------------------------------------------
Dallas (City of) (Equipment Acquisition
  Contractual Obligation); Limited Tax
  Series 1998 GO
    4.00%, 02/15/00                          AAA     Aaa   2,765      2,773,216
-------------------------------------------------------------------------------
Fort Worth (City of); Series B General
  Purpose Commercial Paper Notes
    3.35%, 11/17/99                         A-1+     P-1   6,000      6,000,000
-------------------------------------------------------------------------------
Grand Prairie (City of) Texas Housing
  Finance Corporation (Windridge Grand
  Prairie Associates); Multifamily Housing
  Refunding Series 1993 RB
    3.85%, 06/01/10(b)                      A-1+      --   4,500      4,500,000
-------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Amoco
  Oil Company Project); Texas Environmental
  Improvement Series 1986 RB
    3.10%, 03/01/09(b)                      A-1+     P-1   7,000      7,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
  Development Corp.; ACES Greater Houston
  Pooled Health Series 1985 A RB (LOC-Chase
  Bank of Texas N.A.)
    3.85%, 11/01/25(b)                       A-1      --   2,300      2,300,000
-------------------------------------------------------------------------------
Harris County Health Facilities
  Development Corp. (Gulf Coast Regional
  Blood Center Project); Blood Center
  Series 1992 RB (LOC-Texas Commerce Bank
  N.A.)
    3.90%, 04/01/17(b)                       A-1      --   3,250      3,250,000
-------------------------------------------------------------------------------
Harris (County of) Toll Road; Refunding
  Sub Lien Unlimited Tax Series 1995 A GO
    6.00%, 08/15/00                           AA  VMIG-1   2,470      2,518,788
-------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corporation (Amoco Project); Variable
  Rate Demand Series 1983 PCR
    3.60%, 03/01/14(b)                      A-1+     Aa1   3,500      3,500,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer Systems;
  Series A
  Commercial Paper Notes
    3.35%, 09/01/13(b)                       A-1     P-1  20,000     20,000,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer Systems;
  Floating Rate Treasury Series A29 1999
  Reg D RB
    3.90%, 12/01/15(b)(d)                       --  VMIG-1   4,300      4,300,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Katy (City of) Independent School
  District; Refunding Limited Tax Series
  1998 A GO
    4.25%, 02/15/00                          AAA     Aaa $ 1,935 $    1,942,373
-------------------------------------------------------------------------------
North Central Texas Health Facilities
  Development Corp. (Methodist Hospitals
  of Dallas); Flexible Rate Hospital
  Series 1998 RB
    3.30%, 10/12/99(b)(c)                   A-1+  VMIG-1   5,000      5,000,000
-------------------------------------------------------------------------------
    3.35%, 10/19/99(b)(c)                   A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Plano Texas Health Facilities Development
  Corporation (Childrens-Presbyterian
  Health Center); Hospital Series 1989 RB
    3.55%, 01/01/19(c)                      A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
San Antonio (City of); Limited Tax Series
  1998 A COP
    4.00%, 02/01/00                          AA+     Aa2   1,450      1,453,915
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Series
  1992 RB
    5.90%, 05/15/00(c)                       AAA     Aaa   2,050      2,079,160
-------------------------------------------------------------------------------
Tarrant (County of) Texas Health
  Facilities Authority (Adventist Health
  System); Variable Rate Demand Series
  1997 A RB (LOC-Suntrust Bank Central
  Florida)
    3.80%, 11/15/27(b)                      A-1+      --   8,775      8,775,000
-------------------------------------------------------------------------------
Texas (State of); Series 1999 TRAN
    4.50%, 08/31/00                        SP-1+   MIG-1  24,000     24,169,463
-------------------------------------------------------------------------------
Texas (State of) (Texas Water Financing
  Assistance); JP Morgan Putter 118 Series
  1999 GO
    3.90%, 08/01/23(b)(d)                    Aar      --   4,755      4,755,000
-------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers, Inc.
  Project); Variable Rate Demand IDR (LOC-
  Comerica Bank)
    3.60%, Series 1985 A 11/01/05(b)         A-1      --     500        500,000
-------------------------------------------------------------------------------
    3.60%, Series 1985 B 11/01/05(b)         A-1      --   1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    147,578,915
-------------------------------------------------------------------------------
UTAH - 0.46%
Central Utah Water Conservation District;
  Refunding Variable Rate Demand Limited
  Tax Series 1998 E GO
    3.75%, 04/01/27(b)(c)                   A-1+  VMIG-1   4,000      4,000,000
-------------------------------------------------------------------------------
Utah Associated Municipal Power System
  (The Hunter Project); Refunding Series
  1994 RB
    4.35%, 07/01/00(c)                       AAA     Aaa   1,000      1,005,440
-------------------------------------------------------------------------------
                                                                      5,005,440
-------------------------------------------------------------------------------
VERMONT - 0.88%
Vermont Educational and Health Building
  Finance Authority (Middlebury College
  Project); Variable Rate Demand Series
  1988 A RB
    3.10%, 11/01/27(b)(c)                   A-1+      Aa   1,500      1,500,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Vermont - (continued)
Vermont Educational and Health Building
  Finance Authority (VHA New England);
  Variable Rate Hospital RB
    3.85%, Series 1985 B 12/01/25(b)(c)     A-1+      -- $ 1,000 $    1,000,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 E 12/01/25(b)(c)     A-1+      --   2,500      2,500,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 F 12/01/25(b)(c)     A-1+      --   2,100      2,100,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 G 12/01/25(b)(c)     A-1+      --   2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      9,600,000
-------------------------------------------------------------------------------
VIRGINIA - 1.43%
Manassa Park Virginia; Variable Rate
  Demand Series 1999 BAN (LOC-Wachovia
  Bank N.A.)
    3.80%, 01/01/03(b)                        --     Aa2  10,000     10,000,000
-------------------------------------------------------------------------------
Norfolk (City of) (Pooled Financing
  Program-Sentara Health System Group);
  Commercial Paper Revenue Notes
    3.40%, 11/01/99                         A-1+     P-1   5,600      5,600,000
-------------------------------------------------------------------------------
                                                                     15,600,000
-------------------------------------------------------------------------------
WASHINGTON - 1.82%
Port of Seattle; Subordination Lien
  Series 1999 A RB (LOC-Commerzbank AG)
    3.35%, 10/05/99                         A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Washington State Public Power Supply
  (Nuclear Project No. 3); Series B Pre
  Refunded RB
    7.40%, 01/01/00(e)                       AAA     AAA   9,500      9,775,473
-------------------------------------------------------------------------------
                                                                     19,775,473
-------------------------------------------------------------------------------
WEST VIRGINIA - 0.60%
West Virginia Hospital Finance Authority
  (VHA Mid-Atlantic States, Inc. Capital
  Asset Financing Program); RB
    3.85%, Series 1985 B 12/01/25(b)(c)     A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 C 12/01/25(b)(c)     A-1+      --   3,500      3,500,000
-------------------------------------------------------------------------------
                                                                      6,500,000
-------------------------------------------------------------------------------
WISCONSIN - 1.70%
Milwaukee (County of); Unlimited Tax
  Series 1995 A GO
    5.125%, 12/01/99                         AA-     Aa3   2,275      2,283,194
-------------------------------------------------------------------------------
Racine (City of); Promissory Notes
  Unlimited Tax Series 1998 B GO
    3.70%, 12/01/99                        SP-1+   MIG-1   2,290      2,291,854
-------------------------------------------------------------------------------
Wasau (City of) School District; Series
  1999 BAN
    3.45%, 06/01/00                           --   MIG-1   5,000      5,003,704
-------------------------------------------------------------------------------
Wisconsin (State of) Transportation;
  Commercial Paper Notes Series 1997 (LOC-
  Bayerische Landesbank Girozentrale)
    3.25%, 10/12/99                         A-1+      P1   8,893      8,893,000
-------------------------------------------------------------------------------
                                                                     18,471,752
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)      VALUE
WYOMING - 0.54%
Uinta (County of) (Amoco Project);
  Refunding Variable Rate Demand Series
  1998 PCR
    2.85%, 07/01/26(b)                   A-1+     Aa1 $ 5,900 $    5,900,000
-------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.93%                                  1,098,532,955(g)
-------------------------------------------------------------------------------
  LIABILITIES LESS OTHER ASSETS - (0.93%)                        (10,146,711)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $1,088,386,244
--------------------------------------------------------------------------------

BAN   Bond Anticipation Note                  PCR   Pollution Control Revenue Bonds
COP   Certifiates of Participation            RAN   Revenue Anticipation Notes
GO    General Obligation Bonds                RB    Revenue Bonds
Gtd   Guaranteed                              TAN   Tax Anticipation Notes
IDR   Industrial Development Revenue Bond     TRAN  Tax and Revenue Anticipation Notes
IDR   Industrial Development Revenue Bonds    WTS   Warrants
LOC   Letter of Credit
Ltd.  Limited

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/99.
(c) Secured by bond insurance provided by one of the following companies:
    AMBAC, FGIC, FSA or MBIA.
(d) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) Secured by an escrow fund of U.S. Treasury obligations.
(g) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $1,098,532,955
------------------------------------------------------------------------
Cash                                                           7,406,769
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              3,030,000
------------------------------------------------------------------------
 Interest                                                      6,481,011
------------------------------------------------------------------------
Investment for deferred compensation plan                         43,928
------------------------------------------------------------------------
Other assets                                                     162,194
------------------------------------------------------------------------
    Total assets                                           1,115,656,857
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        24,022,762
------------------------------------------------------------------------
 Dividends                                                     2,969,695
------------------------------------------------------------------------
 Deferred compensation                                            43,928
------------------------------------------------------------------------
Accrued administrative services fees                              14,000
------------------------------------------------------------------------
Accrued advisory fees                                            120,275
------------------------------------------------------------------------
Accrued directors' fees                                            2,525
------------------------------------------------------------------------
Accrued transfer agent fees                                       29,115
------------------------------------------------------------------------
Accrued distribution fees                                         33,376
------------------------------------------------------------------------
Accrued operating expenses                                        34,937
------------------------------------------------------------------------
    Total liabilities                                         27,270,613
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,088,386,244
========================================================================
NET ASSETS:
 Institutional Class                                      $  968,609,455
========================================================================
 Private Investment Class                                 $   88,678,984
========================================================================
 Cash Management Class                                    $    5,524,759
========================================================================
 Reserve Class                                            $   25,358,267
========================================================================
 Resource Class                                           $      214,779
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 968,605,347
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  88,677,372
========================================================================
Cash Management Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                   5,524,625
========================================================================
Reserve Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  25,357,583
========================================================================
Resource Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                     215,053
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest income                                        $18,462,258
------------------------------------------------------------------
EXPENSES:
Advisory fees                                            1,254,939
------------------------------------------------------------------
Administrative services fees                                64,785
------------------------------------------------------------------
Transfer agent fees                                         93,476
------------------------------------------------------------------
Custody fees                                                28,262
------------------------------------------------------------------
Directors' fees                                              7,499
------------------------------------------------------------------
Distribution fees (Note 2)                                 300,870
------------------------------------------------------------------
Other expenses                                              97,206
------------------------------------------------------------------
  Total expenses                                         1,847,037
------------------------------------------------------------------
Less: Fees waived and expenses assumed                    (513,563)
------------------------------------------------------------------
  Net expenses                                           1,333,474
------------------------------------------------------------------
Net investment income                                   17,128,784
------------------------------------------------------------------
Net increase in net assets resulting from operations   $17,128,784
==================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1999 and the year ended March 31, 1999 (Unaudited)

                                              SEPTEMBER 30,
                                                   1999       MARCH 31, 1999
                                              --------------  --------------
OPERATIONS:
 Net investment income                         $   17,128,784  $   34,628,129
-----------------------------------------------------------------------------
 Net realized gain on sales of investments                 --           8,745
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                    17,128,784      34,636,874
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                              (15,657,100)    (32,079,516)
-----------------------------------------------------------------------------
 Private Investment Class                          (1,188,991)     (2,486,438)
-----------------------------------------------------------------------------
 Cash Management Class                                (77,611)        (62,175)
-----------------------------------------------------------------------------
 Reserve Class                                       (198,244)             --
-----------------------------------------------------------------------------
 Resource Class                                        (6,838)             --
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                             (103,986,706)    175,685,921
-----------------------------------------------------------------------------
 Private Investment Class                          (1,927,463)     10,142,224
-----------------------------------------------------------------------------
 Cash Management Class                             (1,614,107)      7,138,732
-----------------------------------------------------------------------------
 Reserve Class                                     25,357,583              --
-----------------------------------------------------------------------------
 Resource Class                                       215,053              --
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets         (81,955,640)    192,975,622
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                            1,170,341,884     977,366,262
-----------------------------------------------------------------------------
 End of period                                 $1,088,386,244  $1,170,341,884
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                          $  968,681,636  $1,072,668,342
-----------------------------------------------------------------------------
  Private Investment Class                         88,683,814      90,611,277
-----------------------------------------------------------------------------
  Cash Management Class                             5,525,387       7,139,494
-----------------------------------------------------------------------------
  Reserve Class                                    25,357,583              --
-----------------------------------------------------------------------------
  Resource Class                                      215,053              --
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales
  of investments                                      (77,229)        (77,229)
-----------------------------------------------------------------------------
                                               $1,088,386,244  $1,170,341,884
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class ("Institutional Class"), the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has contractually agreed to limit the Fund's expenses (exclusive of 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and federal registration fees) to the maximum annual rate of 0.20% of the average daily net assets of the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class. During the six months ended September 30, 1999, AIM waived its advisory fees of $390,329.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1999, AIM was paid $64,785 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. During the six months ended September 30, 1999, the Private Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $105,100, $2,083, $70,084 and $369, respectively, as compensation to FMC under the Plan. FMC waived fees of $123,234 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1999, the Fund paid AFS $68,240 for such services.
 During the six months ended September 30, 1999, the Fund paid legal fees of $3,129 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1999 and the year ended March 31, 1999 were as follows:

                               SEPTEMBER 30, 1999                 MARCH 31, 1999
                         -------------------------------  --------------------------------
                             SHARES           AMOUNT          SHARES           AMOUNT
                         ---------------  --------------  ---------------  ---------------
Sold:
  Institutional Class      3,455,035,959  $3,455,035,959    7,257,933,597  $ 7,257,933,597
------------------------------------------------------------------------------------------
  Private Investment
   Class                     182,810,242     182,810,242      580,913,749      580,913,749
------------------------------------------------------------------------------------------
  Cash Management Class*       8,463,343       8,463,343       13,152,591       13,152,591
------------------------------------------------------------------------------------------
  Reserve Class**             94,830,488      94,830,488               --               --
------------------------------------------------------------------------------------------
  Resource Class***           14,857,101      14,857,101               --               --
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class            973,207         973,207        1,929,870        1,929,870
------------------------------------------------------------------------------------------
  Private Investment
   Class                       1,002,097       1,002,097        2,254,362        2,254,362
------------------------------------------------------------------------------------------
  Cash Management Class*          78,890          78,890           41,812           41,812
------------------------------------------------------------------------------------------
  Reserve Class**                148,035         148,035               --               --
------------------------------------------------------------------------------------------
  Resource Class***                5,187           5,187               --               --
------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (3,559,995,872) (3,559,995,872)  (7,084,177,546)  (7,084,177,546)
------------------------------------------------------------------------------------------
  Private Investment
   Class                    (185,739,802)   (185,739,802)    (573,025,887)    (573,025,887)
------------------------------------------------------------------------------------------
  Cash Management Class*     (10,156,340)    (10,156,340)      (6,055,671)      (6,055,671)
------------------------------------------------------------------------------------------
  Reserve Class**            (69,620,940)    (69,620,940)              --               --
------------------------------------------------------------------------------------------
  Resource Class***          (14,647,235)    (14,647,235)              --               --
------------------------------------------------------------------------------------------
Net increase (decrease)      (81,955,640) $  (81,955,640)     192,966,877  $   192,966,877
------------------------------------------------------------------------------------------

*   The Cash Management Class commenced sales on January 4, 1999.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Cash Management Class capital stock outstanding during the six months ended September 30, 1999, and the period January 4, 1999 (date sales commenced) through March 31, 1999.

                                               SEPTEMBER 30,  MARCH 31,
                                                   1999         1999
                                               -------------  ---------
Net asset value, beginning of period              $ 1.00       $ 1.00
---------------------------------------------     ------       ------
Income from investment operations:
 Net investment income                              0.02         0.01
---------------------------------------------     ------       ------
Less distributions:
 Dividends from net investment income              (0.02)       (0.01)
---------------------------------------------     ------       ------
Net asset value, end of period                    $ 1.00       $ 1.00
---------------------------------------------     ------       ------
Total return                                        1.51%        0.64%
---------------------------------------------     ------       ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $5,525       $7,139
---------------------------------------------     ------       ------
Ratio of expenses to average net assets(a)          0.28%(b)     0.28%(c)
---------------------------------------------     ------       ------
Ratio of net investment income to average net
assets(d)                                           2.99%(b)     3.08%(c)
---------------------------------------------     ------       ------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements are 0.37% (annualized) and 0.38% (annualized).
(b) Ratios are annualized and based on average net assets of $5,208,488.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 2.90% (annualized) and 2.98% (annualized).

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Institutional Class capital stock outstanding during the six months ended September 30, 1999 and for each of the years in the five-year period ended March 31, 1999.

                                                             MARCH 31,
                         SEPTEMBER 30,   ------------------------------------------------------
                             1999           1999       1998      1997       1996        1995
                         -------------   ----------  --------  --------  ----------  ----------
Net asset value,
beginning of period        $   1.00           $1.00     $1.00     $1.00       $1.00       $1.00
-----------------------    --------      ----------  --------  --------  ----------  ----------
Income from investment
operations:
 Net investment income         0.02            0.03      0.03      0.03        0.04        0.03
-----------------------    --------      ----------  --------  --------  ----------  ----------
Less distributions:
 Dividends from net
 investment income            (0.02)          (0.03)    (0.03)    (0.03)      (0.04)      (0.03)
-----------------------    --------      ----------  --------  --------  ----------  ----------
Net asset value, end of
period                     $   1.00           $1.00     $1.00     $1.00       $1.00       $1.00
-----------------------    --------      ----------  --------  --------  ----------  ----------
Total return                   1.55%           3.23%     3.55%     3.33%       3.67%       3.06%
-----------------------    --------      ----------  --------  --------  ----------  ----------
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)      $968,609      $1,072,597  $896,904  $966,567  $1,009,039  $1,009,891
-----------------------    --------      ----------  --------  --------  ----------  ----------
Ratio of expenses to
average net assets(a)          0.20%(b)        0.20%     0.20%     0.20%       0.20%       0.20%
-----------------------    --------      ----------  --------  --------  ----------  ----------
Ratio of net investment
income to average net
assets(c)                      3.07%(b)        3.16%     3.49%     3.27%       3.59%       3.01%
-----------------------    --------      ----------  --------  --------  ----------  ----------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.27% (annualized), 0.28%, 0.27%, 0.26%, 0.26% and 0.26% for the periods
    1999-1995, respectively.
(b) Ratios are annualized and based on average net assets of $1,020,357,949.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.00% (annualized), 3.08%, 3.42%, 3.21%, 3.53% and 2.95% for the periods 1999-1995, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during the six months ended September 30, 1999 and for each of the years in the five-year period ended March 31, 1999.

                                                       MARCH 31,
                         SEPTEMBER 30,  -------------------------------------------
                             1999        1999     1998     1997     1996     1995
                         -------------  -------  -------  -------  -------  -------
Net asset value,
beginning of period         $  1.00     $  1.00    $1.00    $1.00    $1.00    $1.00
-----------------------     -------     -------  -------  -------  -------  -------
Income from investment
operations:
 Net investment income         0.01        0.03     0.03     0.03     0.03     0.03
-----------------------     -------     -------  -------  -------  -------  -------
Less distributions:
 Dividends from net
 investment income            (0.01)      (0.03)   (0.03)   (0.03)   (0.03)   (0.03)
-----------------------     -------     -------  -------  -------  -------  -------
Net asset value, end of
period                      $  1.00     $  1.00    $1.00    $1.00    $1.00    $1.00
-----------------------     -------     -------  -------  -------  -------  -------
Total return                   1.42%       2.98%    3.29%    3.07%    3.41%    2.80%
-----------------------     -------     -------  -------  -------  -------  -------
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)       $88,679     $90,606  $80,462  $37,544  $35,139  $29,286
-----------------------     -------     -------  -------  -------  -------  -------
Ratio of expenses to
average net assets(a)          0.45%(b)    0.45%    0.45%    0.45%    0.45%    0.45%
-----------------------     -------     -------  -------  -------  -------  -------
Ratio of net investment
income to average net
assets(c)                      2.82%(b)    2.91%    3.24%    3.02%    3.35%    2.89%
-----------------------     -------     -------  -------  -------  -------  -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.77% (annualized), 0.78%, 0.77%, 0.83%, 0.76% and 1.17% for the periods
    1999-1995, respectively.
(b) Ratios are annualized and based on average net assets of $84,079,903.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.50% (annualized), 2.58%, 2.92%, 2.65%, 3.04% and 2.17% for the periods 1999-1995, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Reserve Class capital stock outstanding during the period June 1, 1999 (date sales commenced) through September 30, 1999.

                                                         SEPTEMBER 30,
                                                             1999
                                                         -------------
Net asset value, beginning of period                        $  1.00
-------------------------------------------------------     -------
Income from investment operations:
 Net investment income                                         0.01
-------------------------------------------------------     -------
Less distributions:
 Dividends from net investment income                         (0.01)
-------------------------------------------------------     -------
Net asset value, end of period                              $  1.00
-------------------------------------------------------     -------
Total return                                                   1.14%
-------------------------------------------------------     -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $25,358
-------------------------------------------------------     -------
Ratio of expenses to average net assets(a)                     1.00%(b)
-------------------------------------------------------     -------
Ratio of net investment income to average net assets(c)        2.27%(b)
-------------------------------------------------------     -------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements are 1.27% (annualized).
(b) Ratios are annualized and based on average net assets of $17,520,938.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 2.00% (annualized).

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Resource Class capital stock outstanding during the period April 6, 1999 (date sales commenced) through September 30, 1999.

                                                         SEPTEMBER 30,
                                                             1999
                                                         -------------
Net asset value, beginning of period                        $ 1.00
-------------------------------------------------------     ------
Income from investment operations:
 Net investment income                                        0.01
-------------------------------------------------------     ------
Less distributions:
 Dividends from net investment income                        (0.01)
-------------------------------------------------------     ------
Net asset value, end of period                              $ 1.00
-------------------------------------------------------     ------
Total return                                                  1.47%
-------------------------------------------------------     ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $  215
=======================================================     ======
Ratio of expenses to average net assets(a)                    0.36%(b)
=======================================================     ======
Ratio of net investment income to average net assets(c)       2.91%(b)
=======================================================     ======

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements are 0.47% (annualized).
(b) Ratios are annualized and based on average net assets of $461,337.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 2.80% (annualized).

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a Portfolio of Tax-Free Investments Co.), including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                 /s/ KPMG LLP
                                                 KPMG LLP

Houston, Texas
May 7, 1999

SCHEDULE OF INVESTMENTS
March 31, 1999

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 103.47%
ALABAMA - 0.50%
Birmingham (City of) (YMCA-Birmingham);
 Public Park and Recreation Board RB
  3.15%, 06/01/16(b)(c)                      --  VMIG-1  $ 3,165 $    3,165,000
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  3.05%, 02/01/12(b)(c)                     A-1+   --      2,695      2,695,000
-------------------------------------------------------------------------------
                                                                      5,860,000
-------------------------------------------------------------------------------
ALASKA - 0.40%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  2.95%, 06/01/26(b)                        A-1+ VMIG-1    4,636      4,636,000
-------------------------------------------------------------------------------
ARIZONA - 3.67%
Maricopa (County of) Arizona Pollution
 Control Corp. (El Paso Electric Co.
 Project A); Series 1994 PCR
  3.00%, 07/01/14(b)(c)                      --    P-1    20,000     20,000,000
-------------------------------------------------------------------------------
Phoenix (City of); Series 95A-2 GO
  3.25%, 06/01/20(b)                        A-1+ VMIG-1    7,800      7,800,000
-------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
 Authority (Southwest Villages Project);
 Multifamily Housing Variable Rate
 Demand Series 1985 A RB
  3.00%, 12/01/06(b)(c)                     A-1+   --      4,000      4,000,000
-------------------------------------------------------------------------------
Salt River Project Agricultural
 Improvement and Power District;
 Series B Promissory Notes
  2.85%, 06/17/99                           A-1+   P-1    11,100     11,100,000
-------------------------------------------------------------------------------
                                                                     42,900,000
-------------------------------------------------------------------------------
CALIFORNIA - 1.75%
California Health Facilities Authority
 (St. Francis Medical Center);
 Series 1995 F RB
  2.70%, 07/10/10(b)(d)                     A-1+ VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing Series 1985 A RB
  4.00%, 02/01/10(b)(c)                      --  VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
Student Loan Marketing Corporation;
 Student Loan Revenue Refunding
 Series 1993 A RB
  3.00%, 11/01/99(c)(e)                      --  VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
                                                                     20,500,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
COLORADO - 0.89%
Colorado (State of) General Fund;
 Series 1998 A TRAN
  4.00%, 06/25/99                          SP-1+   --    $ 5,000 $    5,004,712
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Refunding Series 1996 B RB
  3.00%, 10/15/16(b)(c)                    A-1+    --      5,370      5,370,000
-------------------------------------------------------------------------------
                                                                     10,374,712
-------------------------------------------------------------------------------
CONNECTICUT - 0.60%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special Tax
 Obligation RB
  2.90%, 12/01/10(b)(c)                    A-1+  VMIG-1    4,262      4,262,000
-------------------------------------------------------------------------------
Connecticut (State of) Development
 Authority (Corporation for Independent
 Living Project); Health Care Series
 1990 RB
  2.80%, 07/01/15(b)(c)                     --   VMIG-1    2,750      2,750,000
-------------------------------------------------------------------------------
                                                                      7,012,000
-------------------------------------------------------------------------------
DELAWARE - 0.96%
Delaware (State of) Economic Development
 Authority (Hospital Billing); Adjustable
 Rate Series C RB
  3.10%, 12/01/15(b)(d)                    A-1+  VMIG-1    5,500      5,500,000
-------------------------------------------------------------------------------
University of Delaware; Variable Rate
 Demand Series 1998 RB
  3.00%, 11/01/23(b)                       A-1+    --      5,711      5,711,000
-------------------------------------------------------------------------------
                                                                     11,211,000
-------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.40%
District of Columbia Housing Finance
 Agency (Livingston Manor Apts Project);
 Multifamily Variable Rate Housing
 Mortgage RB
  3.05%, 07/01/21(b)(c)                     A-1    --      4,630      4,630,000
-------------------------------------------------------------------------------
FLORIDA - 6.17%
Broward (County of) Housing Finance
 Authority (Welleby Apartments Project);
 Multifamily Variable Rate Demand Housing
 Series 1984 RB
  2.95%, 12/01/06(b)(c)                     --    MIG-1    5,350      5,350,000
-------------------------------------------------------------------------------
Eustis (City of) Health Facility
 Authority (Florida Hospital/Waterman
 Inc. Project); Series 1992 RB
  2.95%, 12/01/15(b)(c)                     --   VMIG-1    3,525      3,525,000
-------------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Muncipal
 Bond Fund); Variable Rate Demand
 Series 1996 A RB
  3.10%, 03/31/21(b)(c)                    A-1+    --      3,595      3,595,000
-------------------------------------------------------------------------------
Gulf Breeze (City of) (Local Government
 Loan Program); Floating Rate
 Series 1985 B RB
  3.05%, 12/01/15(b)(d)                    A-1+  VMIG-1    3,700      3,700,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
FLORIDA - (CONTINUED)
Lee (County of) Housing Finance
 Authority (Forestwood Apartments
 Project); Housing Series 1995 A RB
  3.00%, 06/15/25(b)(c)                   A-1+   --    $ 3,800 $    3,800,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, (Board
 of Education Lottery); Floating Rate
 Trust Certificate Series 57 1998 RB
  3.08%, 01/01/07(b)(d)(f)                A-1c   --     15,000     15,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 Jacksonville (City of) Health
 Facilities Authority; Floating Rate
 Trust Certificates Series 49 1998 RB
  3.08%,02/15/07(b)(d)(f)                 A-1c   --     12,980     12,980,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Orange
 (County of) School Board; Floating Rate
 Trust Certificates Series 1997 A RB
  3.08%, 08/01/06(b)(d)(f)                 --  VMIG-1    8,135      8,135,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Tampa Bay
 (City of) Water Utility System;
 Floating Rate Trust Certificates Series
 1998 B RB
  3.08%, 10/01/18(b)(d)(f)                A-1c   --      4,995      4,995,000
-----------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Guaranteed Semiannual Adjustable
 Pooled PCR
  3.00%, Series 1984 H-3, 09/15/99(c)(e)  A-1+  MIG-1    4,400      4,400,000
-----------------------------------------------------------------------------
  3.00%, Series 1984 H-4, 09/15/99(c)     A-1+   P-1     3,600      3,600,000
-----------------------------------------------------------------------------
St. John's (County of) Housing Finance
 Authority (Anastasia Project);
 Mutifamily Housing Series 1996 RB
  3.00%, 11/01/14(b)(c)                   A-1+   --      3,100      3,100,000
-----------------------------------------------------------------------------
                                                                   72,180,000
-----------------------------------------------------------------------------
GEORGIA - 4.96%
Clark (County of) Georgia School
 District (School Sales Tax);
 Series 1997 GO
  4.55%, 03/01/00(d)                      AAA    Aaa     2,150      2,179,938
-----------------------------------------------------------------------------
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment Project);
 Multifamily Housing RB
  3.00%, 09/15/26(b)(c)                   A-1+   --      5,000      5,000,000
-----------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority
 (Kaiser Agriculture Chemical Inc.
 Project); Series 1985 IDR
  3.00%, 12/01/02(b)(c)                   A-1+   --      2,100      2,100,000
-----------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project); Multifamily
 Housing Refunding Series 1995 RB
  3.05%, 06/15/25(b)(c)                   A-1+   --      6,400      6,400,000
-----------------------------------------------------------------------------
Dekalb Private Hospital Authority
 (Egleston Childrens Hospital at
 Emory University); Variable Rate Demand
 Series 1994 A RAN
  2.90%, 03/01/24(b)(c)                   A-1+ VMIG-1    1,558      1,558,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - (CONTINUED)
Development Authority of Cobb County
 (Institute of Nuclear Power Operations
 Project); Series 1998 RB
  3.10%, 02/01/13(b)(c)                     --     Aa3   $ 8,855 $    8,855,000
-------------------------------------------------------------------------------
Development Authority of Floyd County
 (Shorter College Project);
 Series 1998 RB
  3.15%, 06/01/17(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Fulton (County of) Housing Authority
 (Spring Creek Crossing Project);
 Multifamily Housing Refunding Series RB
  3.00%, 10/01/24(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
 Authority (Agency Project);
 Gas Series 1996 A RB
  3.05%, 11/01/06(b)(c)                    A-1+    --      3,900      3,900,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment Project); Variable
 Rate Demand Multifamily Housing Series
 1995 RB
  3.05%, 06/15/25(b)(c)                    A-1+    --     10,300     10,300,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Post Chase Project); Variable Rate
 Demand Multifamily Housing Series 1997
 RB
  3.00%, 06/01/25(b)(c)                    A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
Roswell (City of) Housing Development
 Authority (Azalea Project);
 Multifamily Housing Refunding
 Series 1996 RB
  3.00%, 06/15/25(b)(c)                    A-1+    --      5,200      5,200,000
-------------------------------------------------------------------------------
                                                                     57,992,938
-------------------------------------------------------------------------------
IDAHO - 0.17%
Idaho (State of); Series 1998 TAN
  4.50%, 06/30/99                          SP-1+  MIG-1    2,000      2,004,283
-------------------------------------------------------------------------------
ILLINOIS - 11.24%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate Monthly
 Demand Industrial Building
 Series 1984 RB
  3.25%, 09/15/24(b)(c)                    A-1+    --      2,800      2,800,000
-------------------------------------------------------------------------------
Chicago (City of); Series 1998 GO
  2.85%, 10/28/99(c)(e)                    A-1+  VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily
 Housing Series 1983 RB
  3.25%, 06/01/08(b)(c)                     --     Aa3     5,445      5,445,000
-------------------------------------------------------------------------------
Illinois (State of); Refunding Series GO
  4.70%, 06/01/99                           AA     Aa2     3,000      3,007,609
-------------------------------------------------------------------------------
Illinois (State of); Series 1998 GO
  4.25%, 06/01/99(d)                        AAA    Aaa     7,000      7,007,601
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - (CONTINUED)
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  3.10%, 08/01/26(b)(c)                     A-1+      -- $ 6,551 $    6,551,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Progam); Variable Rate Demand RAN
  3.15%, Series 1998-1999 A 06/30/99(b)(c)  A-1+      --   5,600      5,600,000
-------------------------------------------------------------------------------
  3.15%, Series 1998-1999 B 06/30/99(b)(c)  A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Northwestern University); Adjustable
 Rate Series 1988 RB
  3.00%, 03/01/28(b)                        A-1+  VMIG-1   6,450      6,450,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Pooled Financing Program); Commercial
 Paper
  3.00%, 04/06/99                           A-1+      --  10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled
 Series D RB
  2.95%, 08/01/15(b)(c)                     A-1+  VMIG-1   3,654      3,654,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Chicago Hospitals); Variable Rate Demand
 Series 1998 RB
  3.10%, 08/01/26(b)(d)                     A-1+  VMIG-1  15,000     15,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 Variable Rate Demand Series 1995 RB
  3.10%, 08/15/25(b)                        A-1+  VMIG-1   8,000      8,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority (The
 Methodist Medical Center); Revenue
 Refunding Series 1998 RB
  4.50%, 11/15/99(d)                         AAA     Aaa   2,090      2,107,835
-------------------------------------------------------------------------------
Illinois (State of) Toll Highway
 Authority; Refunding Series 1993 B RB
  3.30%, 01/01/10(b)(d)                     A-1+ VMIG-1    3,360      3,360,000
-------------------------------------------------------------------------------
Illinois (State of) Toll Highway
 Authority; Refunding Series 1998 B RB
  3.05%, 01/01/16(b)(c)                      --  VMIG-1    8,800      8,800,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program, Chicago
 School Reform Board of Trustees of Board
 of Education (Dedicated Tax Revenues);
 Floating Rate Trust Certificates Series
 1997 A RB
  3.13%, 06/01/07(b)(d)(f)                  A-1c      --  24,280     24,280,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project
 Phase Five); Multifamily Housing
 Revenue Refunding Series 1996 RB
  3.00%, 09/15/26(b)(c)                     A-1+      --   8,300      8,300,000
-------------------------------------------------------------------------------
Village of Sauget; Variable Rate Demand
 Series 1997 GO
  2.95%, 02/01/16(b)(c)                     A-1+      --   4,200      4,200,000
-------------------------------------------------------------------------------
                                                                    131,563,045
-------------------------------------------------------------------------------
INDIANA - 2.20%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand
 Economic Development Series 1985 RB
  3.00%, 07/01/10(b)(c)                       --  VMIG-1   1,200      1,200,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
INDIANA - (CONTINUED)
Indiana Development Finance Authority
 (USX Corporation Project); Variable
 Rate Environmental Improvement
 Refunding Series 1998 RB
  3.00%, 08/05/99(b)(c)(e)               A-1+    --    $ 7,500 $    7,500,000
-----------------------------------------------------------------------------
Indianapolis (City of); Local
 Improvement Bond Bank
 Series 1995 B RB
  5.00%, 02/01/00                         AAA    Aaa     1,500      1,522,632
-----------------------------------------------------------------------------
Indianapolis (City of) (Jewish
 Community Campus Project);
 Variable Rate Economic Development RB
  2.95%, 04/01/05(b)(c)                   --   VMIG-1    1,995      1,995,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Indiana
 Health Facility Financing Authority
 (Sisters of St. Francis Health
 Services Inc.); Floating Rate Trust
 Certificates  Series 89 1999 A RB
  3.13%, 05/01/07(b)(d)(f)               A-1c    --      7,495      7,495,000
-----------------------------------------------------------------------------
Petersburg (City of) (Indianapolis
 Power and Light Co. Project);
 Adjustable Rate Tender Securities
 Series 1995 B PCR
  3.05%, 01/01/23(b)(d)                  A-1+  VMIG-1    6,000      6,000,000
-----------------------------------------------------------------------------
                                                                   25,712,632
-----------------------------------------------------------------------------
IOWA - 1.64%
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.15%, 12/01/15(b)(d)                  A-1+  VMIG-1   10,700     10,700,000
-----------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1998-1999 A TRAN
  4.50%, 06/25/99(c)                     SP-1+  MIG-1    8,500      8,516,232
-----------------------------------------------------------------------------
                                                                   19,216,232
-----------------------------------------------------------------------------
KANSAS - 0.43%
Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  3.00%, 09/15/26(b)(c)                  A-1+    --      5,000      5,000,000
-----------------------------------------------------------------------------
KENTUCKY - 6.89%
 Clark (County of) (East Kentucky
 Power); Series 1984-J2 PCR
  3.10%, 04/15/99(c)                     A-1+    P-1     3,100      3,100,000
-----------------------------------------------------------------------------
Kentucky Asset/Liability Commission;
 General Fund TRAN
  4.00%, Series 1998 B 06/25/99          SP-1+  MIG-1    2,000      2,003,049
-----------------------------------------------------------------------------
  4.50%, Series 1998 A 06/25/99          SP-1+  MIG-1    5,000      5,010,453
-----------------------------------------------------------------------------
Kentucky Asset/Liability Commission;
 Project Notes General Fund Series 1998
 A RB
  2.85%, 08/12/99(b)(c)                   --   VMIG-1    8,000      8,000,000
-----------------------------------------------------------------------------
  2.90%, 08/12/99(b)(c)                   --   VMIG-1   15,000     15,000,000
-----------------------------------------------------------------------------
Kentucky Economic Development Finance
 Authority (Catholic Healthcare
 Project); Hospital Facilities
 Series 1998 A RB
  3.00%, 12/01/27(b)(c)                  A-1+  VMIG-1   21,200     21,200,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - (CONTINUED)
Kentucky Interlocal School Transport
 Association; Series 1998 TRAN
  3.90%, 06/30/99                          SP-1+   --    $22,000 $   22,043,538
-------------------------------------------------------------------------------
Trimble (County of) (Louisville Gas
 and Electric Company Project);
 Series 1992 A PCR
  2.85%, 06/17/99                           A-1  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
                                                                     80,657,040
-------------------------------------------------------------------------------
LOUISIANA - 2.18%
Louisana Public Facilities Authority
 (Tiger Athletic Foundation Project);
 Series 1999 RB
  3.20%, 09/01/28(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Series B RB
  3.00%, 08/01/16(b)(d)                    A-1+  VMIG-1    4,935      4,935,000
-------------------------------------------------------------------------------
New Orleans International Airport;
 Aviation Board Refunding
 Series 1995 A RB
  3.00%, 08/01/15(b)(d)                    A-1+  VMIG-1   15,635     15,635,000
-------------------------------------------------------------------------------
                                                                     25,570,000
-------------------------------------------------------------------------------
MAINE - 0.10%
Maine Health and Higher Educational
 Facilities Authority;
 Series 1998 B RB
  3.70%, 07/01/99(c)                        AAA    --      1,120      1,120,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 1.46%
Massachusetts (State of); Series
 1993 B GO
  4.60%, 11/01/99                           AA-    Aa3     2,890      2,917,315
-------------------------------------------------------------------------------
Massachusetts Health & Educational
 Facilities Authority (Harvard University
 Issue); Variable Rate Option Series I RB
  2.85%, 08/01/17(b)                       A-1+  VMIG-1    5,245      5,245,000
-------------------------------------------------------------------------------
Massachusetts Muni Wholesale Copower
 Supply System;
 Series 1999 A RB
  4.30%, 07/01/99(d)                        AAA    Aaa     1,450      1,454,635
-------------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority
 (Partners Health Care Systems P-2); RB
  2.95%, 07/01/27(b)(c)                    A-1+  VMIG-1    7,500      7,500,000
-------------------------------------------------------------------------------
                                                                     17,116,950
-------------------------------------------------------------------------------
MICHIGAN - 1.55%
Grand Rapids (City of); Water Supply
 Series 1990 RB
  7.25%, 01/01/00(g)                        AAA    Aaa     3,000      3,147,517
-------------------------------------------------------------------------------
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.00%, 10/01/19(b)(c)                     --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MICHIGAN - (CONTINUED)
Michigan (State of); Municipal Bond
 Authority RB
  4.25%, Series 1998 D-1, 08/27/99       SP-1+   --    $ 3,500 $    3,509,168
-----------------------------------------------------------------------------
  4.25%, Series 1998 D-2, 08/27/99(c)    SP-1+   --      7,000      7,027,576
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited
 Obligation Series 1985 RB
  3.20%, 10/01/15(b)(c)                     -- VMIG-1    3,500      3,500,000
-----------------------------------------------------------------------------
                                                                   18,184,261
-----------------------------------------------------------------------------
MINNESOTA - 0.72%
Bloomington (City of) Port Authority
 (Mall of America Project); Special Tax
 Revenue Series 1996 B RB
  3.10% 02/01/13(b)(c)                    A-1+ VMIG-1      300        300,000
-----------------------------------------------------------------------------
Mankato (City of) (Northern States
 Power Co. Project); Floating
 Collateralized Series 1985 PCR
  3.15%, 03/01/11(b)(d)                    AA-   Aa3     3,400      3,400,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program (Northern
 Municipal Power Agency); Electric
 System Floating Rate Trust Receipts
 Refunding Series 1998 RB
  3.08%, 01/01/16(b)(c)(f)                A-1c   --      3,515      3,515,000
-----------------------------------------------------------------------------
Red Wing (City of) Industrial
 Development Authority (Northern States
 Power Co.); Floating Rate
 Collateralized Series 1985 PCR
  3.15%, 03/01/11(b)(d)                    AA-   A1      1,200      1,200,000
-----------------------------------------------------------------------------
                                                                    8,415,000
-----------------------------------------------------------------------------
MISSISSIPPI - 0.43%
Mississippi (State of) (Four Lane
 Highway Program); Series 1998 GO
  3.50%, 07/01/99                        SP-1+  MIG-1    5,000      5,007,360
-----------------------------------------------------------------------------
MISSOURI - 6.56%
Independence (City of) Industrial
 Development Authority (The Groves and
 Graceland College Nursing Arts Center
 Project); Variable Rate Demand Series
 1997 A IDR
  3.15%, 11/01/27(b)(c)                   A-1+   --      5,000      5,000,000
-----------------------------------------------------------------------------
Kansas City Industrial Development
 Authority (Sleepy Hollow Apartment
 Project); Multifamily Housing
 Series 1996 RB
  3.00%, 09/15/26(b)(c)                   A-1+   --      7,500      7,500,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Deaconess Long
 Term Care - A); Variable Rate Demand
 Health Facilities Series 1996 RB
  3.05%, 12/01/16(b)(c)                   A-1+ VMIG-1   10,955     10,955,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Sister of
 Mercy); Variable Rate Health Facility
 Series 1995 RB
  3.00%, 12/01/16(b)                      A-1+ VMIG-1    7,300      7,300,000
-----------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
MISSOURI - (CONTINUED)
Missouri Health & Educational
 Facilities Authority (Stowers
 Institute for Medical Research);
 Series 1998 RB
  2.95%, 04/01/38(b)(c)                 A-1+    --    $ 41,000 $   41,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 (University of Missouri Health System);
 Floating Rate Trust Certificates
 Series 1998 40 RB
  3.13%, 11/01/28(b)(d)(f)               --   VMIG-1     4,995      4,995,000
-----------------------------------------------------------------------------
                                                                   76,750,000
-----------------------------------------------------------------------------
NEVADA - 1.28%
Las Vegas (City of) Valley Water
 District; Series A Commercial Paper
  2.85%, 07/21/99(c)                    A-1+    P-1     15,000     15,000,000
-----------------------------------------------------------------------------
NEW HAMPSHIRE - 0.46%
New Hampshire Housing Finance
 Authority (EQR-Bond Partnership-
 Manchester Project); Multifamily
 Housing Refunding Series 1996 RB
  3.00%, 09/15/26(b)(c)                  --   VMIG-1     5,000      5,000,000
-----------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.05%, 01/01/09(b)(c)                 A-1+    --         400        400,000
-----------------------------------------------------------------------------
                                                                    5,400,000
-----------------------------------------------------------------------------
NEW MEXICO - 0.85%
New Mexico (State of); TRAN
  3.75%, Series 1998-1999 A, 06/30/99   SP-1+  MIG-1     5,000      5,009,356
-----------------------------------------------------------------------------
  4.25%, Series 1998-1999, 06/30/99     SP-1+  MIG-1     5,000      5,007,736
-----------------------------------------------------------------------------
                                                                   10,017,092
-----------------------------------------------------------------------------
NEW YORK - 16.66%
Eagle Tax Exempt Trust; Class A COP(f)
  3.06%, Series 943207 07/01/29(b)(c)   A-1+c   --      14,850     14,850,000
-----------------------------------------------------------------------------
  3.09%, Series 97C4702 01/01/20(b)     A-1+c   --       9,900      9,900,000
-----------------------------------------------------------------------------
  3.11%, Series 97C4703 01/01/01(b)(g)  A-1+c   --      11,295     11,295,000
-----------------------------------------------------------------------------
  3.11%, Series 1993 E 08/01/06(b)(d)   A-1+c   --      15,000     15,000,000
-----------------------------------------------------------------------------
  3.11%, Series 1993 F 08/01/06(b)(d)   A-1+c   --      20,850     20,850,000
-----------------------------------------------------------------------------
  3.11%, Series 943802 05/01/07(b)(d)   A-1+c   --      17,800     17,800,000
-----------------------------------------------------------------------------
  3.11%, Series 943901 06/15/07(b)(c)   A-1+c   --      15,175     15,175,000
-----------------------------------------------------------------------------
  3.11%, Series 950901 06/01/21(b)(g)   A-1+c   --      13,315     13,315,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
NEW YORK - (CONTINUED)
Eagle Tax Exempt Trust (Colorado
 Housing and Finance Authority); Series
 94C0601 Class A COP
  3.11%, 10/01/23(b)(f)                  A-1+c   --    $10,000 $   10,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water
 and Sewer); Series 974305 RB
 Class A COP
  3.11%, 12/01/27(b)(c)(f)               A-1+c   --     14,005     14,005,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project
 No. 2); Series 964703 Class A COP
  3.11%, 07/01/11(b)(c)(f)               A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); Series 984701 Class A COP
  3.09%, 05/01/18(b)(f)                  A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority;
 Subordinated Series 1998 4 RB
  3.00%, 04/08/99(c)                     A-1+  VMIG-1   13,000     13,000,000
-----------------------------------------------------------------------------
  2.85%, 08/19/99(c)                     A-1+  VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program,
 New York State Medical Facilities
 Finance Agency (St.Lukes-Roosevelt
 Hospital Center); Floating Option
 Tax-Exempt Receipts Series PA-113
 1993 A Mortgage RB
  3.05%, 02/15/29(b)(c)(f)               A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program,
 New York State Mortgage Agency;
 Floating Option Tax-Exempt Receipts
 Series PT 158 RB
  3.05%, 04/01/12(b)(c)(f)                --   VMIG-1    1,100      1,100,000
-----------------------------------------------------------------------------
New York (City of); Variable Rate
 Demand Series 1993, Subseries E-5 GO
  3.25%, 08/01/19(b)(c)                  A-1+c VMIG-1    5,800      5,800,000
-----------------------------------------------------------------------------
                                                                  195,060,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 1.94%
North Carolina Medical Care Commission
 Retirement Community (Adult
 Communities Total Services Inc.);
 Variable Rate Demand Series 1996 RB
  3.05%, 11/15/09(b)(c)                  A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 (The Moses H. Cone Memorial Hospital
 Project); Hospital RB
  3.10%, Series 1995, 09/01/02(b)(c)     A-1+    --      5,400      5,400,000
-----------------------------------------------------------------------------
  3.10%, Series 1993, 10/01/23(b)(c)     A-1+    --      5,700      5,700,000
-----------------------------------------------------------------------------
Raleigh Durham Airport Authority
 (American Airlines Project);
 Special Facilities Series 1995 B-1 RB
  3.20%, 11/01/15(b)(c)                  A-1+    --      5,950      5,950,000
-----------------------------------------------------------------------------
                                                                   22,705,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
OHIO - 0.90%
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  3.25%, 11/01/14(b)(c)                   --     P-1   $ 8,200 $    8,200,000
-----------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital RB
  3.10%, 10/01/22(b)(c)                  A-1+    --      1,355      1,355,000
-----------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.00%, 12/01/15(b)(c)                   --   VMIG-1      956        956,000
-----------------------------------------------------------------------------
                                                                   10,511,000
-----------------------------------------------------------------------------
OKLAHOMA - 0.43%
Oklahoma Water Resources Board (State
 Loan Program); Series 1995 RB
  2.95%, 09/01/99(b)(c)                  A-1+c   --      5,000      5,000,000
-----------------------------------------------------------------------------
OREGON - 1.38%
Klamath Falls (City of) (Salt Caves
 Hydroelectric Project);
 Adjustable/Fixed Refunding Series
 1986 D RB
  3.80%, 05/03/99(e)(g)                  SP-1+   --      5,670      5,670,331
-----------------------------------------------------------------------------
Multnoma (County of) (Portland Public
 School District); Series 1998 TRAN
  4.25%, 06/30/99                        SP-1+  MIG-1    2,600      2,603,710
-----------------------------------------------------------------------------
Portland (City 0f) (South Park Block
 Project); Multifamily Housing Variable
 Rate Refunding Series 1988 A RB
  3.00%, 12/01/11(b)(c)                  A-1+    --      7,950      7,950,000
-----------------------------------------------------------------------------
                                                                   16,224,041
-----------------------------------------------------------------------------
PENNSYLVANIA - 2.42%
Beaver County Industrial Development
 Authority (Duquesne Light Company
 Project); Refunding Series 1994 PCR
  3.20%, 05/27/99(b)                     A-1+  VMIG-1    6,000      6,000,000
-----------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Limited Obligation
 Series 1985 IDR
  3.35%, 04/01/15(b)(c)                   --     Aa3       765        765,000
-----------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Obligation Group);
 Series A RB
  5.30%, 07/01/99                          AA    Aa2     1,000      1,003,974
-----------------------------------------------------------------------------
Philadelphia (City of) Parking
 Authority; Parking Series 1999 RB
  4.00%, 02/01/00(d)                      AAA    Aaa     1,290      1,300,114
-----------------------------------------------------------------------------
Philadelphia School District; TRAN
  4.25%, Series 1998-1999 A, 06/30/99(c) SP-1   MIG-1    1,500      1,502,213
-----------------------------------------------------------------------------
  4.25%, Series 1998 B, 06/30/99(c)      SP-1   MIG-1   10,000     10,027,622
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
PENNSYLVANIA - (CONTINUED)
York (City of) General Authority;
 Adjustable Rate Pooled Financing
 Series 1996 RB
  3.10%, 09/01/26(b)(c)                     A-1    --    $ 7,785 $    7,785,000
-------------------------------------------------------------------------------
                                                                     28,383,923
-------------------------------------------------------------------------------
TENNESSEE - 1.17%
Industrial Development Board of the
 Metropolitan Government of Nashville
 and Davidson County (Amberwood, Ltd.
 Project); Multifamily Housing RB
  3.31%, Series 1993 A 07/01/13(b)(c)        --  VMIG-1    2,135      2,135,000
-------------------------------------------------------------------------------
  3.31%, Series 1993 B 07/01/13(b)(c)       A-1  VMIG-1    1,825      1,825,000
-------------------------------------------------------------------------------
Knox (County of) Health Educational and
 Housing Facility Authority (Catholic
 Healthcare Partners); Healthcare Series
 1998 A RB
  3.00%, 12/01/27(b)                        A-1+ VMIG-1    9,700      9,700,000
-------------------------------------------------------------------------------
                                                                     13,660,000
-------------------------------------------------------------------------------
TEXAS - 12.17%
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apt.);
 Multifamily RB
  3.00%, 09/15/26(b)(c)                     A-1+   --     17,146     17,146,000
-------------------------------------------------------------------------------
Fort Worth (City of) (General Purpose
 Program); Series B Commercial Paper
 Notes
  2.85%, 07/14/99                           A-1+   P-1     6,000      6,000,000
-------------------------------------------------------------------------------
Grand Prairie (City of) Texas Housing
 Finance Corporation (Windridge Grand
 Prairie Associates); Multifamily
 Housing Refunding RB
  3.05%, 06/01/10(b)(c)                     A-1+   --      4,500      4,500,000
-------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority
 (Amoco Oil Company Project); Refunding
 Series 1992 PCR
  3.10%, 10/01/17(b)                        A-1+ VMIG-1    7,000      7,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp.; ACES Greater
 Houston Pooled Health Series 1985 A RB
  3.10%, 11/01/25(b)(c)                     A-1    --      2,300      2,300,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Blood Center
 Series 1992 RB
  3.15%, 04/01/17(b)(c)                     A-1    --      3,250      3,250,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (St. Lukes Episcopal
 Hospital); Series 1997 B RB
  3.10%, 02/15/27(b)                        A-1+   --      5,700      5,700,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Texas Children's
 Hospital); Series 1989 B-2 RB
  3.05%, 10/01/19(b)                         --  VMIG-1    7,900      7,900,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - (CONTINUED)
Hockley (County of) Industrial
 Development Corporation
 (Amoco Project); Adjustable Rate
 Series 1983 PCR
  2.90%, 09/01/99(e)                       A-1+    --    $ 3,500 $    3,500,000
-------------------------------------------------------------------------------
Houston (City of); Series 1998 TRAN
  4.25%, 06/30/99                          SP-1+  MIG-1   10,000     10,023,380
-------------------------------------------------------------------------------
Houston (City of); Series A Commercial
 Paper Notes
  2.90%, 07/08/99                          A-1+    P-1     5,000      5,000,000
-------------------------------------------------------------------------------
Houston (City of); Series B GO
  2.90%, 07/08/99                          A-1+    P-1     2,000      2,000,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer;
 Commercial Paper Notes
  2.65%, Series A, 05/11/99                 A-1    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
  3.20%, Series B, 07/29/99                 A-1    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
Lubbuck Health Facilities Development
 Corporation (St. Joseph Health System);
 Series 1998 RB
  5.00%, 07/01/99                           AA     Aa3     4,000      4,018,355
-------------------------------------------------------------------------------
Sabine River Authority (Texas Utilities
 Project); Series A PCR
  3.15%, 03/01/26(b)(d)                    A-1+c VMIG-1    4,250      4,250,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas
 System; Series A Commercial Paper Notes
  3.00%, 04/07/99                          A-1+    P-1     8,000      8,000,000
-------------------------------------------------------------------------------
Tarrant (County of) Texas Health
 Facilities Authority (Adventist Health
 System); Series 1997 A RB
  3.05%, 11/15/27(b)(c)                    A-1+    --      8,775      8,775,000
-------------------------------------------------------------------------------
Texas (State of); Series 1998 TRAN
  4.50%, 08/31/99                          SP-1+  MIG-1   19,000     19,107,020
-------------------------------------------------------------------------------
Texas Water Development Board; State
 Revolving Fund Senior Lein Series RB
  5.00%, 07/15/99                           AAA    Aa1     1,800      1,806,807
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.00%, Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
-------------------------------------------------------------------------------
  3.00%, Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    142,426,562
-------------------------------------------------------------------------------
UTAH - 0.34%
Central Utah Water Conservation District;
 Refunding Series 1998 E GO
  3.05%, 04/01/27(b)(d)                    A-1+  VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
VERMONT - 0.82%
Vermont Educational and Health Building
 Finance Authority (Middlebury College
 Project A); Adjustable Rate Series
 1988 RB
  3.10%, 11/01/99(e)                        A-1+   --    $ 1,500 $    1,500,000
-------------------------------------------------------------------------------
Vermont Educational and Health Building
 Finance Authority (VHA New England);
 Variable Rate Hospital RB
  3.15%, Series B 12/01/25(b)(d)            A-1    --      1,000      1,000,000
-------------------------------------------------------------------------------
  3.15%, Series E 12/01/25(b)(d)            A-1    --      2,500      2,500,000
-------------------------------------------------------------------------------
  3.15%, Series F 12/01/25(b)(d)            A-1+   --      2,100      2,100,000
-------------------------------------------------------------------------------
  3.15%, Series G 12/01/25(b)(d)            A-1+   --      2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      9,600,000
-------------------------------------------------------------------------------
VIRGINIA - 3.35%
Alexandria (City of) Virginia
 Development and Housing Authority
 (Goodwin Project); Residential Care
 Facilities Series 1996 B RB
  3.20%, 10/01/06(b)(c)                     A-1    --      9,300      9,300,000
-------------------------------------------------------------------------------
Industrial Development Authority of the
 City of Lynchburg (VHA Mid-Atlantic
 States, Inc.) Capital Asset Financing
 Program; Variable Rate Hospital Series
 1985 F RB
  3.15%, 12/01/25(b)(d)                     A-1+   --      6,700      6,700,000
-------------------------------------------------------------------------------
Roanoke (City of) (Carillion Health
 System); Hospital Series B RB
  3.10%, 07/01/19(b)(c)                     A-1  VMIG-1    2,900      2,900,000
-------------------------------------------------------------------------------
Virginia State Public School Authority;
 School Financing Series 1998 RB
  3.50%, 08/01/99                           AA+    Aa1     5,225      5,235,399
-------------------------------------------------------------------------------
Waynesboro (City of) Industrial
 Development Authority (Residential
 Care Facilities); RB
  3.20%, 12/15/28(b)(c)                     A-1    --     15,100     15,100,000
-------------------------------------------------------------------------------
                                                                     39,235,399
-------------------------------------------------------------------------------
WASHINGTON - 0.88%
Industrial Development Corp. of Port
 Townsend (Port Townsend Paper Corp.
 Project); Variable Rate Refunding
 Series 1988 A RB
  3.00%, 03/01/09(b)(c)                      --  VMIG-1    3,100      3,100,000
-------------------------------------------------------------------------------
Seattle (City of) Solid Waste Utility;
 Series 1999 RB
  4.75%, 08/01/99(c)                        AAA    Aaa     3,835      3,858,551
-------------------------------------------------------------------------------
Washington State Public Power Supply
 (Nuclear Project No. 1); Series A Pre
 Refunded RB
  7.50%, 07/01/99(g)                        AAA    Aaa     3,240      3,341,490
-------------------------------------------------------------------------------
                                                                     10,300,041
-------------------------------------------------------------------------------

                                          RATING(a)    PAR
                                         S&P  MOODY'S (000)      VALUE
WEST VIRGINIA - 1.24%
West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic
 States, Inc. Capital Asset
 Financing Program); RB
  3.15%, Series 1985 B 12/01/25(b)(d)   A-1+    --    $3,000 $    3,000,000
-------------------------------------------------------------------------------
  3.15%, Series 1985 C 12/01/25(b)(d)   A-1 +   --     3,500      3,500,000
-------------------------------------------------------------------------------
  3.15%, Series 1985 H 12/01/25(b)(d)    A-1    --     8,000      8,000,000
-------------------------------------------------------------------------------
                                                                 14,500,000
-------------------------------------------------------------------------------
WISCONSIN - 1.31%
Milwaukee (County of); Series 1995 GO
  5.125%, 12/01/99                       AA-    Aa3    2,275      2,307,774
-------------------------------------------------------------------------------
Wisconsin (State of); TAN
  4.50%, 06/15/99                       SP-1+  MIG-1  13,000     13,024,607
-------------------------------------------------------------------------------
                                                                 15,332,381
-------------------------------------------------------------------------------
     TOTAL INVESTMENTS - 103.47%                              1,210,968,892 (h)
-------------------------------------------------------------------------------
     OTHER ASSETS AND LIABILITIES -
      (3.47%)                                                   (40,627,008)
-------------------------------------------------------------------------------
     NET ASSETS - 100%                                       $1,170,341,884
-------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS:

COP--Certificates of Participation             RAN--Revenue Anticipation Notes
GO--General Obligation Bonds/Notes             RB--Revenue Bonds
IDR--Industrial Development Revenue Bonds      TAN--Tax Anticipation Notes
PCR--Pollution Control Revenue Bonds           TRAN--Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are not covered by Independent Auditors' Report.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 03/31/99.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) The Fund may invest in synthetic municipal instruments of which the value of and return on are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks they may not be present where a municipal security is owned directly.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999

ASSETS:
Investments, at value (amortized cost)                    $1,210,968,892
------------------------------------------------------------------------
Cash                                                           1,930,982
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             10,915,099
------------------------------------------------------------------------
 Interest                                                      8,817,033
------------------------------------------------------------------------
Investment for deferred compensation plan                         41,727
------------------------------------------------------------------------
Other assets                                                     161,487
------------------------------------------------------------------------
    Total assets                                           1,232,835,220
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        59,383,437
------------------------------------------------------------------------
 Dividends                                                     2,866,059
------------------------------------------------------------------------
 Deferred compensation                                            41,727
------------------------------------------------------------------------
Accrued administrative services fees                               7,600
------------------------------------------------------------------------
Accrued advisory fees                                             20,056
------------------------------------------------------------------------
Accrued directors' fees                                            3,388
------------------------------------------------------------------------
Accrued transfer agent fees                                       21,176
------------------------------------------------------------------------
Accrued distribution fees                                         19,336
------------------------------------------------------------------------
Accrued operating expenses                                       130,557
------------------------------------------------------------------------
    Total liabilities                                         62,493,336
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,170,341,884
========================================================================
NET ASSETS:
 Institutional Class                                      $1,072,597,169
========================================================================
 Private Investment Class                                 $   90,605,977
========================================================================
 Cash Management Class                                    $    7,138,738
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                               1,072,592,053
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  90,604,835
========================================================================
Cash Management Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                   7,138,732
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 1999

INVESTMENT INCOME:
Interest income                                       $37,106,069
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           2,455,821
------------------------------------------------------------------
Administrative services fees                               86,020
------------------------------------------------------------------
Transfer agent fees                                       148,166
------------------------------------------------------------------
Custody fees                                               46,422
------------------------------------------------------------------
Directors' fees                                            15,376
------------------------------------------------------------------
Distribution fees (Note 2)                                430,870
------------------------------------------------------------------
Other expenses                                            319,765
------------------------------------------------------------------
  Total expenses                                        3,502,440
------------------------------------------------------------------
Less: Fees waived and expenses assumed                 (1,024,500)
------------------------------------------------------------------
  Net expenses                                          2,477,940
------------------------------------------------------------------
Net investment income                                  34,628,129
------------------------------------------------------------------
Net realized gain on sales of investments                   8,745
------------------------------------------------------------------
Net increase in net assets resulting from operations  $34,636,874
==================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 1999 and 1998

                                                   1999            1998
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   34,628,129  $   36,533,922
-----------------------------------------------------------------------------
 Net realized gain on sales of investments             8,745           9,664
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   34,636,874      36,543,586
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (32,079,516)    (34,792,247)
-----------------------------------------------------------------------------
 Private Investment Class                         (2,486,438)     (1,741,675)
-----------------------------------------------------------------------------
 Cash Management Class                               (62,175)             --
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                             175,685,921     (69,673,016)
-----------------------------------------------------------------------------
 Private Investment Class                         10,142,224      42,918,457
-----------------------------------------------------------------------------
 Cash Management Class                             7,138,732              --
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        192,975,622     (26,744,895)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                             977,366,262   1,004,111,157
-----------------------------------------------------------------------------
 End of period                                $1,170,341,884  $  977,366,262
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                         $1,072,668,342  $  896,906,132
-----------------------------------------------------------------------------
  Private Investment Class                        90,611,277      80,462,611
-----------------------------------------------------------------------------
  Cash Management Class                            7,139,494              --
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales
  of investments                                     (77,229)         (2,481)
-----------------------------------------------------------------------------
                                              $1,170,341,884  $  977,366,262
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1999
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class ("Institutional Class"), the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes. On March 31, 1999, paid in capital was increased by $83,493 and undistributed net realized gains was decreased by $83,493 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Class (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Class does not exceed 0.20% of the Institutional Class' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class and the Cash Management Class, are reduced in the same proportion as the Institutional Class. For the year ended March 31, 1999, AIM reduced its advisory fee from the Fund by $809,773.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended March 31, 1999, the Fund reimbursed AIM $86,020 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. During the year ended March 31, 1999, the Private Investment Class and the Cash Management Class paid $214,255 and $1,888, respectively, as compensation to FMC under the Plan. FMC waived fee of $214,727 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1999, the Fund paid AFS $97,188 for such services.
 During the year ended March 31, 1999, the Fund paid legal fees of $5,333 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended March 31, 1999 and 1998 were as follows:

                                      1999                              1998
                         --------------------------------  -------------------------------
                             Shares           Amount           Shares          Amount
                         ---------------  ---------------  --------------  ---------------
Sold:
  Institutional Class      7,257,933,597  $ 7,257,933,597   5,302,472,459  $ 5,302,472,459
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     580,913,749      580,913,749     484,657,926      484,657,926
-------------------------------------------------------------------------------------------
  Cash Management Class*      13,152,591       13,152,591              --               --
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          1,929,870        1,929,870       2,107,154        2,107,154
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,254,362        2,254,362       1,514,378        1,514,378
-------------------------------------------------------------------------------------------
  Cash Management Class*          41,812           41,812              --               --
-------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (7,084,177,546)  (7,084,177,546) (5,374,252,629)  (5,374,252,629)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    (573,025,887)    (573,025,887)   (443,253,847)    (443,253,847)
-------------------------------------------------------------------------------------------
  Cash Management Class*      (6,055,671)      (6,055,671)             --               --
-------------------------------------------------------------------------------------------
Net increase
 (decrease)                  192,966,877  $   192,966,877     (26,754,559) $   (26,754,559)
-------------------------------------------------------------------------------------------

* The Cash Management Class commenced sales on January 1, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Cash Management Class capital stock outstanding during the period January 1, 1999 (date sales commenced) through March 31, 1999.

                                                         March 31,
                                                           1999
                                                         ---------
Net asset value, beginning of period                      $ 1.00
-------------------------------------------------------   ------
Income from investment operations:
 Net investment income                                      0.01
-------------------------------------------------------   ------
Less distributions:
 Dividends from net investment income                      (0.01)
-------------------------------------------------------   ------
Net asset value, end of period                            $ 1.00
-------------------------------------------------------   ------
Total return                                                0.64%
-------------------------------------------------------   ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $7,139
-------------------------------------------------------   ------
Ratio of expenses to average net assets(a)                  0.28%(b)
-------------------------------------------------------   ------
Ratio of net investment income to average net assets(c)     3.08%(b)
-------------------------------------------------------   ------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements are 0.38% (annualized).
(b) Ratios are annualized and based on average net assets of $2,359,815.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 2.98% (annualized).

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Institutional Class capital stock outstanding during each of the years in the five-year period ended March 31, 1999.

                            1999          1998      1997       1996        1995
                         ----------     --------  --------  ----------  ----------
Net asset value,
beginning of period           $1.00        $1.00     $1.00       $1.00       $1.00
-----------------------  ----------     --------  --------  ----------  ----------
Income from investment
operations:
 Net investment income         0.03         0.03      0.03        0.04        0.03
-----------------------  ----------     --------  --------  ----------  ----------
Less distributions:
 Dividends from net
 investment income            (0.03)       (0.03)    (0.03)      (0.04)      (0.03)
-----------------------  ----------     --------  --------  ----------  ----------
Net asset value, end of
period                        $1.00        $1.00     $1.00       $1.00       $1.00
-----------------------  ----------     --------  --------  ----------  ----------
Total return                   3.23%        3.55%     3.33%       3.67%       3.06%
-----------------------  ----------     --------  --------  ----------  ----------
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)    $1,072,597     $896,904  $966,567  $1,009,039  $1,009,891
-----------------------  ----------     --------  --------  ----------  ----------
Ratio of expenses to
average net assets(a)          0.20%(b)     0.20%     0.20%       0.20%       0.20%
-----------------------  ----------     --------  --------  ----------  ----------
Ratio of net investment
income to average net
assets(c)                      3.16%(b)     3.49%     3.27%       3.59%       3.01%
-----------------------  ----------     --------  --------  ----------  ----------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.28%, 0.27%, 0.26%, 0.26% and 0.26% for the periods 1999-1995, respectively.
(b) Ratios are based on average net assets of $1,014,848,955.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.08%, 3.42%, 3.21%, 3.53% and 2.95% for the periods 1999-1995, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during each of the years in the five-year period ended March 31, 1999.

                                 1999        1998     1997     1996     1995
                                -------     -------  -------  -------  -------
Net asset value, beginning of
period                          $  1.00       $1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Income from investment
operations:
 Net investment income             0.03        0.03     0.03     0.03     0.03
------------------------------  -------     -------  -------  -------  -------
Less distributions:
 Dividends from net investment
 income                           (0.03)      (0.03)   (0.03)   (0.03)   (0.03)
------------------------------  -------     -------  -------  -------  -------
Net asset value, end of period  $  1.00       $1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Total return                       2.98%       3.29%    3.07%    3.41%    2.80%
------------------------------  -------     -------  -------  -------  -------
Ratios/supplemental data:
Net assets, end of period
(000s omitted)                  $90,606     $80,462  $37,544  $35,139  $29,286
------------------------------  -------     -------  -------  -------  -------
Ratio of expenses to average
net assets(a)                      0.45%(b)    0.45%    0.45%    0.45%    0.45%
------------------------------  -------     -------  -------  -------  -------
Ratio of net investment income
to average net assets(c)           2.91%(b)    3.24%    3.02%    3.35%    2.89%
------------------------------  -------     -------  -------  -------  -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.78%, 0.77%, 0.83%, 0.76% and 1.17% for the periods 1999-1995, respectively.
(b) Ratios are based on average net assets of $85,701,917.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.58%, 2.92%, 2.65%, 3.04% and 2.17% for the periods 1999-1995, respectively.

                                    PART C

                               OTHER INFORMATION

Item 23   Exhibits

a(1) - (a) Articles of Incorporation of Registrant, as filed with the State of Maryland on March 4, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 23, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and are hereby incorporated by reference.

     - (b) Articles Supplementary of Registrant, as filed with the State of Maryland on June 22, 1994, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and are hereby incorporated by reference.

     - (c) Articles Supplementary of Registrant, as filed with the State of Maryland November 9, 1998, were filed as an Exhibit to Post-Effective Amendment No. 26 on November 25, 1998, and is hereby incorporated by reference.

     - (d) Articles of Amendment of Registrant, as filed with the State of Maryland on December 16, 1998, are filed herewith electronically.

     - (e) Certificate of Correction of Registrant, as filed with the State of Maryland on December 16, 1998, is filed herewith electronically.

     - (f) Articles Supplementary of Registrant, as filed with the State of Maryland on December 9, 1999, are filed herewith electronically.

     - (g) Articles Supplementary of Registrant, as filed with the State of Maryland on December 29, 1999, are filed herewith electronically.

b(1) - (a) By-Laws of Registrant were initially filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 23, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

     - (b) First Amendment, dated May 10, 1994, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

     - (c) Second Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment
          No. 22 on July 28, 1995.

 (2) - (a) Amended and Restated Bylaws of Registrant, dated December 11, 1996 were filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and are hereby incorporated by reference.

     - (b) First Amendment to Amended and Restated Bylaws of Registrant, adopted as of June 9, 1999, is filed herewith electronically.

c    -    Instruments Defining Rights of Security Holders - None.

d(1) - Investment Advisory Agreement, dated October 18, 1993, between A I M Advisors, Inc. and Registrant, on behalf of the Cash Reserve Portfolio, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996.

 (2) - Investment Advisory Agreement, dated February 28, 1997 between A I M Advisors, Inc. and Registrant, on behalf of the Cash Reserve Portfolio, was filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and is hereby incorporated by reference.

 (3) - Form of Master Investment Advisory Agreement between A I M Advisors, Inc. and Registrant, on behalf of Cash Reserve Portfolio, is filed herewith electronically.

e(1) - Master Distribution Agreement, dated October 18, 1993, between Fund Management Company and Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996.

 (2) - (a) Master Distribution Agreement dated February 28, 1997 between Fund Management Company and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and is hereby incorporated by reference.

     - (b) Amendment No. 1 dated December 18, 1998, to Master Distribution Agreement, dated February 28, 1997, between Fund Management Company and Registrant was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

f(1) - AIM Funds Retirement Plan for Eligible Directors/Trustees was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994.

 (2) - AIM Funds Retirement Plan for Eligible Directors/Trustees, effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and is hereby incorporated by reference.

 (3) - Form of Deferred Compensation Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994.

 (4) - Form of Deferred Compensation Plan for Eligible Directors/Trustees as approved on December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and is hereby incorporated by reference.

 (5) - Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors as approved March 12, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 25 on May 22, 1998, and is hereby incorporated by reference.

g(1) - (a) Custody Agreement, dated October 19, 1995, between The Bank of New York and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and is hereby incorporated by reference.

     - (b) Amendment dated July 30, 1996, to Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

h(1) - (a) Transfer Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

     - (b) Amendment No. 1, dated July 1, 1995, to Transfer Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

 (2) - (a) Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant, was filed electronically as an Exhibit to Post-Effective Amendment No. 25 on May 22, 1998, and is hereby incorporated by reference.

     - (b) Amendment No. 1, dated January 1, 1999, to Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

          (c) Amendment No. 2, dated as of July 1, 1999, to Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and
          A I M Fund Services, Inc. was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

 (3) - Master Administrative Services Agreement, dated February 28, 1997, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 26 on November 25, 1998, and is hereby incorporated by reference.

 (4) - (a) Memorandum of Agreement entered into as of July 29, 1999, between Registrant, on behalf of Cash Reserve Portfolio - Personal Class, Private Investment Class, Cash Management Class, Resource Class, Reserve Class and A I M Distributors, Inc. was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

     - (b) Memorandum of Agreement entered into as of July 29, 1999, between Registrant, on behalf of Cash Reserve Portfolio - Institutional Class, Private Investment Class, Cash Management Class, Resource Class, Reserve Class and A I M Advisors, Inc. was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

i(1) - Opinion and Consent of Messrs. Spangler, Carlson, Gubar & Frischling was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on August 27, 1985.

 (2) - Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP was filed as an Exhibit to Post-Effective Amendment No. 26 on November 25, 1998, and is hereby incorporated by reference.

j(1) - Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

 (2) -    Consent of KPMG LLP is filed herewith electronically.

k    -    Financial Statements - None.

l    -    Agreement Concerning Initial Capitalization -  None.

m(1) - Rule 12b-1 Plan on behalf of the Private Investment Class of the Cash Reserve Portfolio and related agreements were filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994.

 (2) - Distribution Plan for Registrant on behalf of the Private Investment Class of the Cash Reserve Portfolio was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996.

 (3) - (a) Amended and Restated Master Distribution Plan on behalf of the Private Investment Class of the Cash Reserve Portfolio was filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and is hereby incorporated by reference.

     - (b) Amendment No. 1, dated December 18, 1998, to Amended and Restated Master Distribution Plan on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Cash Reserve Portfolio was filed as an exhibit to Post-Effective Amendment No. 27 on June 25, 1999, and is hereby incorporated by reference.

 (4) - Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended, was filed as an Exhibit to Post-Effective Amendment No. 26 on November 25, 1998, and is hereby incorporated by reference.

n(1) - Second Amended and Restated Rule 18f-3 Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 25 on May 22, 1998.

 (2) - Third Amended and Restated Multiple Class Plan (Rule 18f-3) (effective August 5, 1999) is filed herewith electronically.

o(1) - The AIM Management Group Code of Ethics, as amended February 24, 2000 relating to A I M Management Group Inc. and A I M Advisors, Inc. is filed herewith electronically.

Item 24.  Persons Controlled By or Under Common Control With Registrant

     Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

          None.

Item 25.  Indemnification

     State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940 and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.


Item 26.  Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of the advisor, is or has been, engaged within the past two fiscal years, for his/her own account or in the capacity of director, officer, employee, partner, or trustee.

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.  Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

     Fund Management Company, the registrant's principal underwriter, also acts as principal underwriter to the following investment companies:

          AIM Equity Funds (Institutional Classes)
          AIM Investment Securities Funds (AIM Limited Maturity Treasury Fund -
           Institutional Class)
          Short-Term Investments Trust
          Short-Term Investments Co.

(b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20:


Name and Principal          Position and Offices                        Position and Offices
Business Address*           with Principal Underwriter                  with Registrant
-------------------------   -----------------------------------------   --------------------------------
Charles T. Bauer            Director & Chairman                         Chairman & Director

-------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046

Name and Principal          Position and Offices                        Position and Offices
Business Address*           with Principal Underwriter                  with Registrant
-------------------------   -----------------------------------------   --------------------------------
J. Abbott Sprague           President & Director                        Vice President

Robert H. Graham            Senior Vice President & Director            President & Director

Mark D. Santero             Senior Vice President                       None

William J. Wendel           Senior Vice President                       None

Carol F. Relihan            Vice President, General Counsel &           Secretary & Senior Vice President
                            Director

James R. Anderson           Vice President                              None

Melville B. Cox             Vice President & Chief Compliance Officer   Vice President

Dawn M. Hawley              Vice President & Treasurer                  None

Lisa A. Moss                Vice President, Assistant                   Assistant Secretary
                            General Counsel & Assistant Secretary

Stephen I. Winer            Vice President, Assistant                   Assistant Secretary
                            General Counsel & Assistant Secretary

Kathleen J. Pflueger        Secretary                                   Assistant Secretary

David E. Hessel             Assistant Vice President,                   None
                            Assistant Treasurer & Controller

Jeffrey L. Horne            Assistant Vice President                    None

Robert W. Morris, Jr.       Assistant Vice President                    None

Ann M. Srubar               Assistant Vice President                    None

Rebecca Starling-Klatt      Assistant Vice President                    None

Dana R. Sutton              Assistant Vice President &                  Vice President &
                            Assistant Treasurer                         Treasurer

Nicholas D. White           Assistant Vice President                    None

Nancy L. Martin             Assistant General Counsel &                 Assistant Secretary
                            Assistant Secretary

Ofelia M. Mayo              Assistant General Counsel &                 Assistant Secretary
                            Assistant Secretary

Samuel D. Sirko             Assistant General Counsel &                 Assistant Secretary
                            Assistant Secretary

P. Michelle Grace           Assistant Secretary                         Assistant Secretary

---------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046

     (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person.

     None.

Item 28.  Location of Accounts and Records

     State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C 80a-30(a)] and the rules under that section.

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Item 29.  Management Services

     Provide a summary of the substantive provisions of any management related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

          None.

Item 30.  Undertakings

     In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

          Not Applicable.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 24th day of March, 2000.

                                  REGISTRANT:  TAX-FREE INVESTMENTS CO.

                                  By: /s/ Robert H. Graham
                                      _______________________________
                                      Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


             SIGNATURES                   TITLE             DATE
             ----------                   -----             ----
/s/ Charles T. Bauer
____________________________       Chairman & Director     March 24, 2000
     (Charles T. Bauer)

/s/ Robert H. Graham
____________________________       Director & President    March 24, 2000
     (Robert H. Graham)        (Principal Executive Officer)

/s/ Bruce L. Crockett
____________________________       Director                March 24, 2000
     (Bruce L. Crockett)

/s/ Owen Daly II
____________________________       Director                March 24, 2000
     (Owen Daly II)

/s/ Edward K. Dunn, Jr.
____________________________       Director                March 24, 2000
     (Edward K. Dunn, Jr.)

/s/ Jack Fields
____________________________       Director                March 24, 2000
     (Jack Fields)

/s/ Carl Frischling
----------------------------       Director                March 24, 2000
     (Carl Frischling)

/s/ Prema Mathai-Davis
----------------------------       Director                March 24, 2000
     (Prema Mathai-Davis)

/s/ Lewis F. Pennock
----------------------------       Director                March 24, 2000
     (Lewis F. Pennock)

/s/ Louis S. Sklar
----------------------------       Director                March 24, 2000
     (Louis S. Sklar)

/s/ Dana R. Sutton
----------------------------       Vice President &        March 24, 2000
     (Dana R. Sutton)         Treasurer (Principal Financial
                                and Accounting Officer)

                               INDEX TO EXHIBITS


Exhibit
Number                                Description
-------                               -----------

a(1)(d) Articles of Amendment of Registrant, as filed with the State of Maryland on December 16, 1998

a(1)(e) Certificate of Correction of Registrant, as filed with the State of Maryland on December 16, 1998

a(1)(f) Articles Supplementary of Registrant, as filed with the State of Maryland on December 9, 1999

a(1)(g) Articles Supplementary of Registrant, as filed with the State of Maryland on December 29, 1999

b(2)(b) First Amendment to Amended and Restated Bylaws of Registrant, adopted as of June 9, 1999

d(3) Form of Master Investment Advisory Agreement between A I M Advisors, Inc. and Registrant

j(1)      Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)      Consent of KPMG LLP

n(2) Third Amended and Restated Multiple Class Plan (Rule 18f-3) (effective August 5, 1999)

o(1) The AIM Management Group Code of Ethics, as amended February 24, 2000, relating to AIM Management Group Inc. and A I M Advisors, Inc.